UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08495

NATIONWIDE MUTUAL FUNDS

(Exact name of registrant as specified in charter)

1000 CONTINENTAL DRIVE, SUITE 400, KING OF PRUSSIA, PENNSYLVANIA 19406-2850

(Address of principal executive offices) (Zip code)

Eric E. Miller, Esq.

1000 Continental Drive

Suite 400

King of Prussia, Pennsylvania 19406-2850

(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 230-2839

Date of fiscal year end: June 30, 2013

Date of reporting period: July 1, 2012 through December 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than ten (10) days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR § 270.30e-1). The Commission may use the information provided on Form N-CSR in the Commission’s regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D. C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR § 270.30e-1).

Nationwide Mutual Funds

SemiannualReport

December 31, 2012 (Unaudited)

Equity Funds

Nationwide Global Equity Fund

Fixed-Income Funds

Nationwide High Yield Bond Fund

SemiannualReport

December 31, 2012 (Unaudited)

Contents

1	Message to Shareholders

Equity Funds
6	Nationwide Global Equity Fund

Fixed-Income Funds
22	Nationwide High Yield Bond Fund

41	Notes to Financial Statements

55	Supplemental Information

57	Management Information

Commentary provided by Nationwide Fund Advisors, investment adviser to Nationwide Funds. All opinions and estimates included in this report constitute the Adviser’s judgment as of the date of this report and are subject to change without notice. Portfolio composition is accurate as of the date of this report and is subject to change at any time.

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

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Message to Shareholders

December 31, 2012

Dear Shareholder,

The S&P 500® Index returned 5.95% for the six-month period ended December 31, 2012. Many corporations posted stronger-than-expected corporate earnings during the reporting period, contributing to several market rallies worldwide. Yet, despite positive equity performance, the last six months of 2012 was largely a period of uncertainty and unease for investors.

Throughout most of the second half of 2012, investors were concerned about the real and perceived effects of the U.S. presidential elections, uncertainty about the looming fiscal cliff, costs related to the U.S. government health-care plan, the status of U.S. government debt and continued instability within the eurozone. Add to this the human and economic ramifications of Superstorm Sandy, and it is understandable why investors remained skittish.

The good news is that you have taken action to pursue your long-term financial goals. Your investment in Nationwide Mutual Funds offers a long-term investment solution driven by consistent diversification and careful risk management. You are not alone. We are facing today’s economic challenges together.

We appreciate that choosing and committing to a long-term investment plan can be an overwhelming task, especially amid uneven economic conditions. You can be confident that, along with your financial advisor, we are here to assist you regardless of the economic climate. Taking a long-term view can diminish the stress of watching day-to-day market volatility.

At Nationwide, we have the wisdom and perspective that come from a long history of looking out for our customers. Murray D. Lincoln was a farmer who believed that “people have within their own hands the tools to fashion their own destiny.” In 1925 Mr. Lincoln founded Nationwide, originally named The Ohio Farm Bureau Federation, because he wanted to provide affordable automobile insurance for a small group of farmers. The company has expanded from a one-room office to one of the largest insurance and financial services companies in the world.

Eighty years have come and gone since the Nationwide Fund was launched in 1933. We and others before us at Nationwide have helped make it possible for many families to fashion their own destinies and reach their financial goals. Eight decades of experience have taught us a lot about managing our customers’ assets through market cycles.

Thank you for entrusting your investments to Nationwide Mutual Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Mutual Funds

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Funds, please call 1-800-848-0920 to request a summary prospectus and/or a prospectus, or download a summary prospectus and/or a prospectus at nationwide.com/mutualfunds. Please read it carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the fund’s portfolio. A more recent listing of each fund’s portfolio holdings can be found on the Trust’s Internet site, nationwide.com/mutualfunds.

Investing in mutual funds involves risk, including the possible loss of principal.

The Funds’ Adviser, or one of its affiliated advisers, or its employees may have a position in the securities named in this report.

Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Principal Risks

Nationwide Global Equity Fund — The Fund is subject to stock market risk. The Fund is subject to risks associated with investing in foreign securities. Funds that invest internationally involve risks not associated with investing solely in the United States, such as currency fluctuation, political risk, differences in accounting and limited availability of information, all of which are magnified in emerging markets. Funds that concentrate on specific countries may be subject to greater volatility than that of other mutual funds. The Fund is subject to risks associated with investing in preferred stock and stocks of smaller companies. The Fund also is subject to risks associated with investing in derivatives, including currency futures and forward foreign currency exchange contracts. Derivatives present default risks and may involve leverage, which can disproportionately increase losses and reduce opportunities for gains. These risks, as well as others, may be present during the time you hold shares of the Fund and may negatively affect the value of your investment. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks.

Nationwide High Yield Bond Fund — The Fund is subject to interest rate risk. The Fund is subject to credit and liquidity risks associated with the underlying bonds owned by the Fund. The Fund is subject to risks associated with investing in high-yield bonds and foreign securities. Funds that invest internationally involve risks not associated with investing solely in the United States, such as currency fluctuation, political risk, differences in accounting and limited availability of information, all of which are magnified in emerging markets. The Fund also is subject to prepayment and call risk, extension risk, and mortgage- and asset-backed securities risks to varying degrees. The Fund also is subject to risks associated with investing in derivatives, including currency futures and forward foreign currency exchange contracts. Derivatives present default risks and may involve leverage, which can disproportionately increase losses and reduce opportunities for gains. These risks, as well as others, may be present during the time you hold shares of the Fund and may negatively affect the value of your investment. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks.

The risks mentioned for each Fund above, as well as other risks, may be present during the time you hold shares of a Fund and may negatively affect the value of your investment.

Important Disclosures (Continued)

Performance

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Performance shown is for Class A shares. Performance returns assume the reinvestment of all distributions. Returns for periods less than one year are not annualized. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end, which may be higher or lower than the performance shown, please call 1-800-848-0920 or go to nationwide.com/mutualfunds.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity less than 10 years.

BofA Merrill Lynch (BofAML) 10+ Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity greater than or equal to 10 years.

BofA Merrill Lynch (BofAML) Mortgage Master Index: An unmanaged index that tracks the performance of U.S. dollar-denominated 30-year, 15-year and balloon pass-through mortgage securities having at least $150 million outstanding per generic production year.

BofA Merrill Lynch (BofAML) U.S. High Yield Cash Pay Constrained Index: An unmanaged, market-weighted index that measures the performance of publicly issued, nonconvertible, fixed-rate, coupon-bearing, U.S. dollar-denominated, below-investment-grade corporate debt with a maturity of at least one year. Each issue represented must have an outstanding par value of at least $50 million, must be less than BBB/Baa3-rated but not in default, and is restricted to a maximum of 2% of the total index.

FTSE NAREIT® Equity REITs Total Return Index: An unmanaged, free float-adjusted, market capitalization-weighted index that includes all tax-qualified equity REITs that are not designated as Timber REITs and are listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) and the National Association of Securities Dealers Automated Quotations (NASDAQ) National Market. The total return component indicates that all cash distributions, such as dividends, are reinvested in the index.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of global emerging markets.

Important Disclosures (Continued)

MSCI World IndexSM Free: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities. The “Free” suffix denotes an index with a somewhat different history but the same constituents and performance in relation to its counterpart index without the suffix.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P 500® Total Return Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance. The total return component indicates that all cash distributions, such as dividends, are reinvested in the index.

Sales Charge and Fee Information

—	Nationwide Global Equity Fund

Class A shares have up to a 5.75% sales charge and a 0.25% 12b-1 fee. Total returns reflect a waiver of part of the Fund’s fees for certain periods since inception, without which returns would have been lower. Returns prior to the creation of Class A shares (11/19/12) are based on the performance of the Fund’s predecessor fund. Returns have been restated for sales charges but not for Class A shares’ fees. If these fees were reflected, performance would have been lower.

—	Nationwide High Yield Bond Fund

Class A shares have up to a 4.25% front-end sales charge and a 0.25% 12b-1 fee. Total returns reflect a waiver of part of the Fund’s fees for certain periods since inception, without which returns would have been lower. Returns prior to the creation of Class A shares (11/19/12) are based on the performance of the Fund’s predecessor fund. Returns have been restated for sales charges but not for Class A shares’ fees. If these fees were reflected, performance would have been lower.

About Nationwide Funds Group (NFG)

Commentary provided by NFG. Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.

Distributor

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, King of Prussia, PA 19406. NFD is not an affiliate of UBS Global Asset Management (Americas) Inc.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

Summary of Market Environment

For the semiannual period ended December 31, 2012

In the third quarter of 2012, the markets performed strongly in reaction to new monetary easing policies implemented both domestically and in the eurozone. Mario Draghi, president of the European Central Bank (ECB), announced the introduction of the Outright Monetary Transactions program. This program allows the ECB to make unlimited secondary-market purchases of bonds. In the United States, the Federal Reserve announced the Fed’s plans to buy $40 billion of mortgage-backed securities each month until the job market improves “substantially.” The Fed did not define “substantially,” which would determine the duration and cost of this open-ended program. Second-quarter 2012 gross domestic product (GDP) slowed to 1.3%, which may have been the catalyst for Fed Chairman Ben Bernanke’s decision. Strong jobs growth in the third quarter of 2012, despite negative revisions by the U.S. Department of Labor, helped push the unemployment rate beneath 8%. The S&P 500® Total Return Index (S&P 500) returned 6.35% for the third quarter of 2012.

In October 2012, the domestic equity market, as measured by the S&P 500, registered -1.85% for the month, halting a rally which had begun in June 2012. A large area of the northeastern United States was affected by Superstorm Sandy, which forced a weather-related shutdown of U.S. markets and caused massive damage up and down the East Coast. From a macroeconomic perspective, uncertainty loomed as investors considered the potential effects of the upcoming U.S. presidential elections, uncertainty about the so-called fiscal cliff and continued instability within the eurozone. In November 2012, third-quarter GDP was revised to 2.7%, significantly higher than previous estimates, and the S&P 500 returned 0.58%. After November’s elections, President Obama retained the presidency by a comfortable margin and the Democrats retained control of the Senate. The unemployment rate decreased to 7.7%, the lowest level in four years. Housing market data was strong, with many measurements posting multiyear highs. Positive data contributed to an increase in consumer sentiment, which reached pre-recession levels. In December 2012, the S&P 500 returned 0.91%. During the semiannual reporting period ended December 31, 2012, the S&P 500 returned 5.95%.

International stocks and emerging market stocks grew during the semiannual reporting period ended December 31, 2012. International stocks, as measured by the MSCI EAFE® Index, returned 13.95%. Emerging market stocks, as measured by the MSCI Emerging Markets® Index, returned 13.75%.

During the second half of 2012, the fixed-income markets were dominated by reactions to aggressive policy responses from central banks, slowing global growth, high unemployment and the European sovereign debt crisis. Unconventional monetary policy had sought to meet demand for money and shift investors into riskier assets in the hope that this would enable the private sector to grow. Interest rates remained at low levels, while large government deficits and future inflationary concerns still remained an issue for investors. Throughout the reporting period investors experienced a mix of risk-on and risk-off sentiments in the markets, and central bankers battled volatility by adding liquidity. Strong overall performance of high-yield fixed-income and other riskier assets indicated the effectiveness of central bank policy.

For the semiannual reporting period ended December 31, 2012, the U.S. bond market, as measured by the broad-based Barclays U.S. Aggregate Bond Index, returned 1.80%. On the corporate bond front, the Bank of America Merrill Lynch (BofAML) 1-10 Year US Corporate Index returned 4.61%, while the BofAML 10+ Year US Corporate Index returned 7.17% for the reporting period. The high-yield market outperformed investment-grade bonds, with the Barclays U.S. Corporate High Yield 2% Issuer Cap Index returning 7.97% for the reporting period. Mortgage-related investments, as measured by the BofAML Mortgage Master Index, returned 0.86% for the reporting period. The real estate market, as measured by the FTSE NAREIT® Equity REITs Total Return Index, returned 2.74% for the reporting period.

Nationwide Global Equity Fund

How did the Fund perform during the reporting period relative to its benchmark and its peer group?

For the semiannual period ended December 31, 2012, the Nationwide Global Equity Fund (Class A at NAV) returned 10.86% versus 9.36% for its benchmark, the MSCI World IndexSM Free. For broader comparison, the average return for the Fund’s closest Lipper peer category of Global Multi-Cap Core Funds (consisting of 164 funds as of December 31, 2012) was 9.33% for the same time period.

Which sectors and holdings/asset classes contributed the most to the Fund’s performance relative to its benchmark?

The greatest contributors to Fund performance relative to the Fund’s benchmark for the reporting period were the Fund’s investments in the consumer staples, materials and industrials sectors.

In terms of individual contributing Fund holdings, Carrefour SA, a French hypermarket chain, performed well as the company sold off non-core assets in Colombia, Malaysia and Indonesia, generating significant cash to reduce its debt. In addition, the company began to generate positive same-store food sales, signaling a merchandising turnaround. (Same-store sales compare revenues earned by a retail chain’s established outlets over a certain time period.)

Fund holding LyondellBasell Industries N.V., a multinational manufacturer of polyolefin (polypropylene and polyethylene) materials based in the Netherlands, was also a contributor to relative Fund performance during the reporting period. The company outperformed as low natural gas prices and high prices for ethylene led to record margins. The company also announced capacity additions leading to higher earnings estimates. In addition, Fund holding Aberdeen Asset Management PLC rose strongly as its emerging markets equity funds experienced very good inflows, in turn driving stronger earnings and higher estimates for 2013.

Which sectors and holdings/asset classes detracted the most from the Fund’s performance relative to its benchmark?

The most significant detractors from Fund performance relative to the Fund’s benchmark during the reporting period were the Fund’s investments in the health-care, consumer discretionary and utilities sectors.

In terms of individual detracting Fund holdings, Japanese pharmaceutical company Daiichi Sankyo Co., Ltd. detracted from relative Fund performance during the reporting period. The company lagged the market as new products missed launch dates and existing products waned in popularity. These issues led to lower earnings guidance.

Another relative detractor, Fund holding Microsoft Corp., suffered during the reporting period as personal computer (PC) shipments declined and the company’s new Surface Tablet received lukewarm reviews. Fund holding UnitedHealth Group Inc. also underperformed during the reporting period as pricing became more competitive and the company’s guidance assumed no improvement in costs or utilization.

Did the Fund’s investments in derivatives negatively or positively affect the Fund’s performance relative to its benchmark?

The Fund invested in forward foreign currency contracts during the reporting period to implement an actively managed currency overlay. Positions in forward foreign currency contracts decrease (hedge) or increase currency exposures, depending on current views of each currency. The forward foreign currency overlay affected Fund performance positively. Long positions in the euro, Mexican peso, Polish zloty and Asian currencies ex-Japanese yen were the main drivers of the positive performance for the Fund during the reporting period.

Subadviser:

UBS Global Asset Management (Americas) Inc.

Portfolio Manager:

Nick Irish, ASIP

Fund Performance	Nationwide Global Equity Fund

Average Annual Total Return1

(For periods ended December 31, 2012)

		Six Months*	1 Yr.	5 Yr.	10 Yr.
Class A	w/o SC1	10.86%	17.90%	(0.47)%	6.44%
	w/SC2	4.79%	11.43%	(1.59)%	5.84%
Class C	w/o SC1	10.73%	17.34%	(1.15)%	5.66%
	w/SC3	9.73%	16.34%	(1.15)%	5.66%
Institutional Service Class[4,5]		5.48%	–	–	–
Institutional Class[4,6]		11.00%	18.16%	(0.13)%	6.77%

All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on performance data.

*	Not annualized.

[1]	Total returns prior to the Fund’s inception on November 19, 2012 is based on the performance of the Fund’s predecessor fund.

[2]	These returns do not reflect the effects of sales charges (SC).

[3]	A 5.75% front-end sales charge was deducted.

[4]	A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell Class C shares within the first year after purchase.

[5]	Not subject to any sales charges.

[6]	Since inception date of November 21, 2012.

Expense Ratios

	Gross Expense Ratio*	Net Expense Ratio*
Class A	1.41%	1.30%
Class C	2.06%	1.95%
Institutional Service Class	1.31%	1.20%
Institutional Class	1.06%	0.95%
*	Current effective prospectus dated November 19, 2012. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2014. Please see the Fund’s most recent prospectus for details.

Fund Performance (Continued)

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class A shares of the Nationwide Global Equity Fund versus the MSCI World Index SM Free(a) and the Consumer Price Index (CPI)(b) over the 10-year period ended 12/31/12. Performance prior to the Fund’s inception on 11/19/12 is based on the Fund’s predecessor fund. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)

The MSCI World IndexSM Free is an unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities. The “Free” suffix denotes an index with a somewhat different history but the same constituents and performance in relation to its counterpart index without the suffix.

(b)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

Shareholder Expense Example	Nationwide Global Equity Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2012) and continued to hold your shares at the end of the reporting period (December 31, 2012).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2012 through December 31, 2012. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled

“Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2012 through December 31, 2012. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

December 31, 2012

Nationwide Global Equity Fund			Beginning Account Value ($) 07/01/12	Ending Account Value ($) 12/31/12	Expenses Paid During Period ($) 07/01/12 - 12/31/12[a]	Expense Ratio During Period (%) 07/01/12 - 12/31/12[a]
Class A Shares	Actual		1,000.00	1,108.60	7.71	1.45
	Hypothetical	[b]	1,000.00	1,017.90	7.38	1.45
Class C Shares	Actual		1,000.00	1,107.30	8.87	1.67
	Hypothetical	[b]	1,000.00	1,016.79	8.49	1.67
Institutional Service Class Shares	Actual	[c]	1,000.00	1,054.80	1.04	0.95
	Hypothetical	[b]	1,000.00	1,020.42	4.84	0.95
Institutional Class Shares	Actual		1,000.00	1,110.00	6.28	1.18
	Hypothetical	[b]	1,000.00	1,019.26	6.01	1.18

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2012 through December 31, 2012 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

[c]

For the period from November 23, 2012 (commencement of operations) through December 31, 2012. Expenses are equal to the Class’s annualized expense ratio, multiplied by 39/365 (to reflect the actual period).

Portfolio Summary December 31, 2012 (Unaudited)	Nationwide Global Equity Fund

Asset Allocation †
Common Stocks	101.0%
Liabilities in excess of other assets	(1.0)%

100.0%

Top Industries ††
Commercial Banks	11.8%
Oil, Gas & Consumable Fuels	9.5%
Insurance	4.5%
Software	4.2%
Machinery	3.9%
Health Care Providers & Services	3.7%
Health Care Equipment & Supplies	3.4%
Food Products	3.2%
Semiconductors & Semiconductor Equipment	2.9%
Metals & Mining	2.7%
Other Industries	50.2%

100.0%

Top Holdings ††
Apple, Inc.	2.0%
Carrefour SA	2.0%
BP PLC	2.0%
Google, Inc., Class A	1.9%
Nestle SA	1.9%
HSBC Holdings PLC	1.9%
Wells Fargo & Co.	1.8%
Toyota Motor Corp.	1.8%
Imperial Tobacco Group PLC	1.7%
Colgate-Palmolive Co.	1.7%
Other Holdings	81.3%

100.0%

Top Countries ††
United States	32.6%
United Kingdom	11.9%
Japan	10.1%
Canada	5.3%
Switzerland	4.8%
Netherlands	4.0%
China	3.8%
Germany	3.6%
France	3.2%
Ireland	2.9%
Other Countries	17.8%

100.0%

†	Percentages indicated are based upon net assets as of December 31, 2012.

††	Percentages indicated are based upon total investments as of December 31, 2012.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

December 31, 2012 (Unaudited)

Nationwide Global Equity Fund

Common Stocks 101.0%

	Shares	Market Value

AUSTRALIA 0.8%
Real Estate Investment Trusts (REITs) 0.8%
Westfield Group	60,710	$670,473

BRAZIL 0.7%
Information Technology Services 0.7%
Cielo SA	22,000	612,347

CANADA 5.3%
Airlines 1.0%
Westjet Airlines Ltd.	43,200	857,312

Oil, Gas & Consumable Fuels 4.3%
Canadian Oil Sands Ltd.	32,700	663,073
Gran Tierra Energy, Inc.*	85,800	474,414
Petrobank Energy & Resources Ltd.*	54,400	678,154
Petrominerales Ltd.	49,400	427,104
Shamaran Petroleum Corp.*	1,048,500	411,094
Suncor Energy, Inc.	28,400	933,914

		3,587,753

		4,445,065

CHINA 3.8%
Commercial Banks 1.5%
China Construction Bank Corp., H Shares	1,504,450	1,229,455

Electronic Equipment, Instruments & Components 1.0%
Hollysys Automation Technologies Ltd.*	72,400	859,388

Insurance 1.3%
Ping An Insurance Group Co. of China Ltd., H Shares	130,500	1,113,127

		3,201,970

DENMARK 0.6%
Construction & Engineering 0.6%
FLSmidth & Co. A/S	9,366	545,504

FRANCE 3.2%
Electrical Equipment 1.2%
Schneider Electric SA	13,605	996,440

Food & Staples Retailing 2.0%
Carrefour SA	64,920	1,671,516

		2,667,956

GERMANY 3.7%
Capital Markets 0.9%
Deutsche Bank AG REG	17,114	752,927

Multi-Utilities 0.8%
E.ON SE	36,821	690,615

Pharmaceuticals 1.1%
Bayer AG REG	9,740	928,824

Common Stocks (continued)

	Shares	Market Value

GERMANY (continued)
Semiconductors & Semiconductor Equipment 0.9%
Infineon Technologies AG	85,544	$696,879

		3,069,245

HONG KONG 2.6%
Insurance 1.6%
AIA Group Ltd.	327,655	1,299,589

Wireless Telecommunication Services 1.0%
China Mobile Ltd.	74,500	876,694

		2,176,283

INDONESIA 1.0%
Commercial Banks 1.0%
Bank Rakyat Indonesia (Persero) Tbk PT	1,155,500	838,031

IRELAND 3.0%
Health Care Equipment & Supplies 0.9%
Covidien PLC	13,704	791,269

Information Technology Services 0.9%
Accenture PLC, Class A	11,000	731,500

Machinery 1.2%
Ingersoll-Rand PLC	20,100	963,996

		2,486,765

ITALY 1.3%
Machinery 1.3%
Fiat Industrial SpA	96,064	1,052,436

JAPAN 10.2%
Auto Components 1.3%
Bridgestone Corp.	43,000	1,119,357

Automobiles 1.9%
Toyota Motor Corp.	33,000	1,540,973

Commercial Banks 1.6%
Mitsubishi UFJ Financial Group, Inc.	247,800	1,340,874

Diversified Consumer Services 0.9%
Benesse Holdings, Inc.	18,400	765,741

Diversified Financial Services 1.2%
ORIX Corp.	8,780	991,776

Gas Utilities 0.6%
Tokyo Gas Co., Ltd.	108,000	493,458

Leisure Equipment & Products 0.8%
Sankyo Co., Ltd.	16,500	654,719

Machinery 0.9%
THK Co., Ltd.	39,300	706,838

Trading Companies & Distributors 1.0%
ITOCHU Corp.	82,600	873,008

		8,486,744

Statement of Investments (Continued)

December 31, 2012 (Unaudited)

Nationwide Global Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

NETHERLANDS 4.1%
Beverages 1.5%
Heineken NV	18,212	$1,220,996

Chemicals 2.6%
Koninklijke DSM NV	17,599	1,072,583
LyondellBasell Industries NV, Class A	19,425	1,108,973

		2,181,556

		3,402,552

NORWAY 1.4%
Diversified Telecommunication Services 1.4%
Telenor ASA	55,548	1,131,059

RUSSIA 1.5%
Commercial Banks 0.8%
Sberbank of Russia	220,824	688,397

Oil, Gas & Consumable Fuels 0.7%
Gazprom OAO, ADR	57,788	558,547

		1,246,944

SOUTH AFRICA 1.3%
Media 1.3%
Naspers Ltd., N Shares	16,497	1,065,555

SOUTH KOREA 2.2%
Commercial Banks 0.8%
Shinhan Financial Group Co., Ltd.*	18,720	685,106

Semiconductors & Semiconductor Equipment 1.4%
Samsung Electronics Co., Ltd.	827	1,188,233

		1,873,339

SPAIN 1.0%
Construction & Engineering 1.0%
Obrascon Huarte Lain SA	27,945	816,558

SWEDEN 0.8%
Oil, Gas & Consumable Fuels 0.8%
Lundin Petroleum AB*	27,904	645,761

SWITZERLAND 4.8%
Food Products 1.9%
Nestle SA REG	24,742	1,614,254

Metals & Mining 1.4%
Xstrata PLC	65,170	1,137,595

Pharmaceuticals 1.5%
Novartis AG REG	20,295	1,282,102

		4,033,951

TAIWAN 1.4%
Electronic Equipment, Instruments & Components 1.4%
Hon Hai Precision Industry Co., Ltd.	369,326	1,143,182

Common Stocks (continued)

	Shares	Market Value

THAILAND 1.4%
Commercial Banks 1.4%
Kasikornbank PCL	184,700	$1,174,091

UNITED KINGDOM 12.0%
Beverages 1.3%
SABMiller PLC	23,188	1,076,181

Capital Markets 1.2%
Aberdeen Asset Management PLC	162,049	975,116

Commercial Banks 1.9%
HSBC Holdings PLC	152,271	1,613,581

Insurance 1.6%
Admiral Group PLC	36,966	704,149
Direct Line Insurance Group PLC*	180,412	634,204

		1,338,353

Metals & Mining 1.4%
Rio Tinto PLC	20,192	1,177,712

Oil, Gas & Consumable Fuels 2.0%
BP PLC	238,777	1,660,196

Tobacco 1.7%
Imperial Tobacco Group PLC	36,110	1,400,042

Wireless Telecommunication Services 0.9%
Vodafone Group PLC	317,613	799,516

		10,040,697

UNITED STATES 32.9%
Building Products 1.4%
Owens Corning, Inc.*	30,900	1,142,991

Commercial Banks 2.9%
PNC Financial Services Group, Inc.	14,900	868,819
Wells Fargo & Co.	45,100	1,541,518

		2,410,337

Commercial Services & Supplies 1.3%
Herman Miller, Inc.	52,100	1,115,982

Computers & Peripherals 2.0%
Apple, Inc.	3,160	1,684,375

Diversified Financial Services 1.4%
JPMorgan Chase & Co.	26,300	1,156,411

Food Products 1.3%
Hormel Foods Corp.	34,000	1,061,140

Health Care Equipment & Supplies 2.4%
Abbott Laboratories	20,300	1,329,650
St. Jude Medical, Inc.	19,800	715,572

		2,045,222

Health Care Providers & Services 3.8%
McKesson Corp.	7,500	727,200
UnitedHealth Group, Inc.	23,100	1,252,944
WellPoint, Inc.	19,000	1,157,480

		3,137,624

Statement of Investments (Continued)

December 31, 2012 (Unaudited)

Nationwide Global Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Hotels, Restaurants & Leisure 1.2%
Royal Caribbean Cruises Ltd.	28,900	$982,600

Household Products 1.7%
Colgate-Palmolive Co.	13,350	1,395,609

Information Technology Services 0.7%
VeriFone Systems, Inc.*	21,100	626,248

Internet Software & Services 2.7%
Facebook, Inc., Class A*	23,591	628,228
Google, Inc., Class A*	2,300	1,631,551

		2,259,779

Life Sciences Tools & Services 0.9%
Thermo Fisher Scientific, Inc.	12,100	771,738

Machinery 0.7%
Timken Co.	12,400	593,092

Media 0.9%
Viacom, Inc., Class B	14,400	759,456

Multi-Utilities 0.7%
MDU Resources Group, Inc.	29,400	624,456

Oil, Gas & Consumable Fuels 1.9%
Hess Corp.	18,100	958,576
Occidental Petroleum Corp.	7,900	605,219

		1,563,795

Semiconductors & Semiconductor Equipment 0.7%
Atmel Corp.*	84,200	551,510

Software 4.3%
Microsoft Corp.	49,200	1,315,116
Oracle Corp.	37,800	1,259,496
Symantec Corp.*	52,000	978,120

		3,552,732

		27,435,097

Total Common Stocks (cost $77,847,595)		84,261,605

Total Investments (cost $77,847,595) (a) — 101.0%		84,261,605

Liabilities in excess of other assets — (1.0)%		(884,096)

NET ASSETS — 100.0%		$83,377,509

*	Denotes a non-income producing security.

(a)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

AB	Stock Company

ADR	American Depositary Receipt
AG	Stock Corporation

A/S	Minimum Capital Public Traded Company

ASA	Stock Corporation

Ltd.	Limited

NV	Public Traded Company

OAO	Joint Stock Company

PCL	Public Company Limited

PLC	Public Limited Company

REG	Registered Shares

REIT	Real Estate Investment Trust

SA	Stock Company

SE	European Public Limited Liability Company

SpA	Limited Share Company

Tbk PT	State Owned Company

Statement of Investments (Continued)

December 31, 2012 (Unaudited)

Nationwide Global Equity Fund (Continued)

At December 31, 2012, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Brazilian Real	Credit Suisse International	2/19/13	(760,000)	$(358,237)	$(368,927)	$(10,690)
British Pound	Credit Suisse International	2/19/13	(2,660,000)	(4,228,711)	(4,320,439)	(91,728)
British Pound	Goldman Sachs International	2/19/13	(305,000)	(488,485)	(495,389)	(6,904)
Canadian Dollar	Credit Suisse International	2/19/13	(860,000)	(861,116)	(863,723)	(2,607)
Chinese Yuan	Credit Suisse International	2/19/13	(13,120,000)	(2,085,187)	(2,097,944)	(12,757)
Chinese Yuan	Credit Suisse International	2/19/13	(5,200,000)	(827,235)	(831,502)	(4,267)
Hong Kong Dollar	Credit Suisse International	2/19/13	(8,800,000)	(1,135,190)	(1,135,560)	(370)
Japanese Yen	Credit Suisse International	2/19/13	(79,304,783)	(925,000)	(915,738)	9,262
Japanese Yen	Credit Suisse International	2/19/13	(65,400,000)	(797,644)	(755,179)	42,465
Japanese Yen	Credit Suisse International	2/19/13	(30,600,000)	(371,639)	(353,341)	18,298
Korean Won	Credit Suisse International	2/19/13	(846,000,000)	(775,187)	(787,902)	(12,715)
Mexican Peso	Morgan Stanley Co., Inc.	2/19/13	(10,704,617)	(835,000)	(824,516)	10,484
Norwegian Krone	Credit Suisse International	2/19/13	(4,440,000)	(766,853)	(797,484)	(30,631)
Russian Ruble	Credit Suisse International	2/19/13	(21,752,540)	(696,750)	(706,195)	(9,445)
South African Rand	Credit Suisse International	2/19/13	(9,200,000)	(1,028,356)	(1,078,082)	(49,726)
Swiss Franc	Credit Suisse International	2/19/13	(925,000)	(981,962)	(1,012,240)	(30,278)
Taiwan Dollar	Credit Suisse International	2/19/13	(54,300,000)	(1,875,648)	(1,870,206)	5,442
Thailand Baht	Credit Suisse International	2/19/13	(31,120,000)	(1,007,609)	(1,014,549)	(6,940)

Total Short Contracts				$(20,045,809)	$(20,228,916)	$(183,107)

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
British Pound	Credit Suisse International	2/19/13	170,000	$273,208	$276,118	$2,910
Canadian Dollar	Goldman Sachs International	2/19/13	1,755,000	1,771,850	1,762,597	(9,253)
Euro	Credit Suisse International	2/19/13	715,000	914,026	944,155	30,129
Euro	Credit Suisse International	2/19/13	200,000	258,811	264,100	5,289
Euro	Morgan Stanley Co., Inc.	2/19/13	380,000	497,099	501,789	4,690
Euro	Morgan Stanley Co., Inc.	2/19/13	370,000	479,059	488,584	9,525
Hong Kong Dollar	Morgan Stanley Co., Inc.	2/19/13	8,800,000	1,135,571	1,135,561	(10)
Indian Rupee	Credit Suisse International	2/19/13	44,690,000	800,867	808,097	7,230
Indian Rupee	Credit Suisse International	2/19/13	50,657,000	895,000	915,994	20,994
Japanese Yen	Credit Suisse International	2/19/13	70,400,000	840,758	812,914	(27,844)
Mexican Peso	Credit Suisse International	2/19/13	21,470,000	1,627,782	1,653,713	25,931
Philippine Peso	Credit Suisse International	2/19/13	33,550,000	815,508	817,492	1,984
Russian Ruble	Credit Suisse International	2/19/13	21,752,540	679,555	706,195	26,640
Singapore Dollar	Credit Suisse International	2/19/13	780,000	636,989	638,486	1,497
South African Rand	Credit Suisse International	2/19/13	830,000	91,789	97,262	5,473
Swedish Krona	Credit Suisse International	2/19/13	3,000,000	442,468	460,802	18,334
Taiwan Dollar	Credit Suisse International	2/19/13	4,900,000	169,082	168,766	(316)
Taiwan Dollar	Credit Suisse International	2/19/13	9,500,000	327,925	327,200	(725)
Taiwan Dollar	Credit Suisse International	2/19/13	7,100,000	245,845	244,539	(1,306)

Total Long Contracts				$12,903,192	$13,024,364	$121,172

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

December 31, 2012 (Unaudited)

Nationwide Global Equity Fund
Assets:
Investments, at value (cost $77,847,595)	$84,261,605
Foreign currencies, at value (cost $57,070)	57,163
Dividends receivable	57,925
Receivable for capital shares issued	1,046
Reclaims receivable	98,489
Unrealized appreciation on forward foreign currency contracts (Note 2)	246,577
Prepaid expenses	38

Total Assets	84,722,843

Liabilities:
Payable for capital shares redeemed	144,488
Cash overdraft (Note 2)	629,778
Unrealized depreciation on forward foreign currency contracts (Note 2)	308,512
Accrued expenses and other payables:
Investment advisory fees	74,814
Fund administration fees	49,815
Distribution fees	46,796
Administrative servicing fees	5,900
Accounting and transfer agent fees	2,448
Trustee fees	2,528
Custodian fees	6,124
Professional fees	37,477
Printing fees	26,932
Other	9,722

Total Liabilities	1,345,334

Net Assets	$83,377,509

Represented by:
Capital	$105,025,355
Accumulated distributions in excess of net investment income	(137,323)
Accumulated net realized losses from investment, forward and foreign currency transactions	(27,866,487)
Net unrealized appreciation/(depreciation) from investments	6,414,010
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(61,935)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	3,889

Net Assets	$83,377,509

Net Assets:
Class A Shares	$50,954,116
Class C Shares	16,184,585
Institutional Service Class Shares	10,543
Institutional Class Shares	16,228,265

Total	$83,377,509

Statement of Assets and Liabilities (Continued)

December 31, 2012 (Unaudited)

Nationwide Global Equity Fund
Shares Outstanding (unlimited number of shares authorized):
Class A Shares	4,049,365
Class C Shares	1,341,766
Institutional Service Class Shares	817
Institutional Class Shares	1,258,125

Total	6,650,073

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$12.58
Class C Shares (b)	$12.06
Institutional Service Class Shares	$12.90
Institutional Class Shares	$12.90
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$13.35

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares, the redemption price per share is reduced by 1.00% on sales of shares of original purchases of $1,000,000 or more or that were not subject to a front-end sales charge made within 18 months of the purchase date.
(b)	For Class C Shares, the redemption price per share is reduced by 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Six Months Ended December 31, 2012 (Unaudited)

Nationwide Global Equity Fund
INVESTMENT INCOME:
Dividend income	$850,778
Income from securities lending (Note 2)	10,709
Foreign tax withholding	(132,926)

Total Income	728,561

EXPENSES:
Investment advisory fees	319,766
Fund administration fees	60,932
Distribution fees Class A	64,429
Distribution fees Class C	39,078
Administrative servicing fees Class A	5,926
Registration and filing fees	54,257
Professional fees	49,478
Printing fees	40,143
Trustee fees	8,964
Custodian fees	22,302
Accounting and transfer agent fees	50,029
Compliance program costs (Note 3)	41
Other	12,025

Total expenses before earnings credit and expenses reimbursed	727,370

Earnings credit (Note 5)	(19)
Expenses reimbursed by adviser (Note 3)	(112,367)

Net Expenses	614,984

NET INVESTMENT INCOME	113,577

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	1,616,717
Net realized gains from forward and foreign currency transactions (Note 2)	143,561

Net realized gains from investment, forward and foreign currency transactions	1,760,278

Net change in unrealized appreciation/(depreciation) from investments	7,030,749
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(143,215)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(31,144)

Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	6,856,390

Net realized/unrealized gains from investments, forward and foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	8,616,668

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$8,730,245

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Nationwide Global Equity Fund
	Six Months Ended December 31, 2012 (Unaudited)	Year Ended June 30, 2012
Operations:
Net investment income	$113,577	$744,985
Net realized gains from investment, forward and foreign currency transactions	1,760,278	74,783
Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	6,856,390	(9,383,464)

Change in net assets resulting from operations	8,730,245	(8,563,696)

Distributions to Shareholders From:
Net investment income:
Class A	(1,581,927)	(53,767)
Class B (a)	–	–
Class C	(393,807)	–
Institutional Service Class (b)	–	–
Institutional Class	(602,314)	(102,576)

Change in net assets from shareholder distributions	(2,578,048)	(156,343)

Change in net assets from capital transactions	(10,536,668)	(15,381,872)

Change in net assets	(4,384,471)	(24,101,911)

Net Assets:
Beginning of period	87,761,980	111,863,891

End of period	$83,377,509	$87,761,980

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(137,323)	$2,327,148

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$143,571	$1,218,284
Shares converted from Class B to Class A	–	104,549
Dividends reinvested	1,377,187	47,824
Cost of shares redeemed	(6,308,537)	(11,351,274)

Total Class A Shares	(4,787,779)	(9,980,617)

Class B Shares (a)
Proceeds from shares issued	–	–
Shares converted from Class B to Class A	–	(104,549)
Dividends reinvested	–	–
Cost of shares redeemed	–	(490,312)

Total Class B Shares	–	(594,861)

Class C Shares
Proceeds from shares issued	26,646	288,598
Dividends reinvested	338,494	–
Cost of shares redeemed	(1,503,745)	(3,389,757)

Total Class C Shares	(1,138,605)	(3,101,159)

(a)	Effective March 1, 2012, Class B Shares were converted to Class A Shares.
(b)	For the period from November 23, 2012 (commencement of operations) through December 31, 2012.

Statements of Changes in Net Assets (Continued)

	Nationwide Global Equity Fund
	Six Months Ended December 31, 2012 (Unaudited)	Year Ended June 30, 2012
CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares (b)
Proceeds from shares issued	$10,000	$–
Dividends reinvested	–	–
Cost of shares redeemed	–	–

Total Institutional Service Class Shares	10,000	–

Institutional Class Shares
Proceeds from shares issued	2,990	693,702
Dividends reinvested	598,460	102,029
Cost of shares redeemed	(5,221,734)	(2,500,966)

Total Institutional Class Shares	(4,620,284)	(1,705,235)

Change in net assets from capital transactions	$(10,536,668)	$(15,381,872)

SHARE TRANSACTIONS:
Class A Shares
Issued	11,590	104,403
Shares converted from Class B to Class A	–	8,341
Reinvested	116,218	4,482
Redeemed	(514,883)	(981,905)

Total Class A Shares	(387,075)	(864,679)

Class B Shares (a)
Issued	–	–
Shares converted from Class B to Class A	–	(8,565)
Reinvested	–	–
Redeemed	–	(39,769)

Total Class B Shares	–	(48,334)

Class C Shares
Issued	2,404	27,117
Reinvested	29,771	–
Redeemed	(129,213)	(305,035)

Total Class C Shares	(97,038)	(277,918)

Institutional Service Class Shares (b)
Issued	817	–
Reinvested	–	–
Redeemed	–	–

Total Institutional Service Class Shares	817	–

(a)	Effective March 1, 2012, Class B Shares were converted to Class A Shares.
(b)	For the period from November 23, 2012 (commencement of operations) through December 31, 2012.

Statements of Changes in Net Assets (Continued)

	Nationwide Global Equity Fund
	Six Months Ended December 31, 2012 (Unaudited)	Year Ended June 30, 2012
SHARE TRANSACTIONS: (continued)
Institutional Class Shares
Issued	236	54,195
Reinvested	49,297	9,318
Redeemed	(422,523)	(213,684)

Total Institutional Class Shares	(372,990)	(150,171)

Total change in shares	(856,286)	(1,341,102)

Amounts designated as “-” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Global Equity Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)(b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)		Portfolio Turnover (f)
Class A Shares
Six Months Ended December 31, 2012 (g) (Unaudited)	$11.73	0.02	1.22	1.24	(0.39)	(0.39)	–	$12.58	10.86%	$50,954,116	1.45%	0.25%	1.73%		12.79%
Year Ended June 30, 2012 (g)	$12.67	0.10	(1.03)	(0.93)	(0.01)	(0.01)	–	$11.73	(7.32%)	$52,035,625	1.50%	0.88%	1.61%		77.00%
Year Ended June 30, 2011 (g)	$10.36	0.03	2.61	2.64	(0.33)	(0.33)	–	$12.67	25.52%	$67,171,855	1.50%	0.26%	1.53%		83.00%
Year Ended June 30, 2010 (g)	$9.46	0.05	1.12	1.17	(0.27)	(0.27)	–	$10.36	12.05%	$64,979,350	1.50%	0.47%	1.55%		83.00%
Year Ended June 30, 2009 (g)	$13.54	0.10	(3.57)	(3.47)	(0.61)	(0.61)	–	$9.46	(24.86%)	$72,279,938	1.25%	1.10%	1.48%		76.00%
Year Ended June 30, 2008 (g)	$15.47	0.15	(2.08)	(1.93)	–	–	–	$13.54	(12.48%)	$117,600,597	1.25%	0.98%	1.31%		66.00%

Class C Shares
Six Months Ended December 31, 2012 (g) (Unaudited)	$11.18	–	1.17	1.17	(0.29)	(0.29)	–	$12.06	10.73%	$16,184,585	1.67%	0.03%	1.97%		12.79%
Year Ended June 30, 2012 (g)	$12.15	0.01	(0.98)	(0.97)	–	–	–	$11.18	(7.98%)	$16,081,624	2.25%	0.12%	2.40%		77.00%
Year Ended June 30, 2011 (g)	$9.94	(0.06)	2.50	2.44	(0.23)	(0.23)	–	$12.15	24.48%	$20,863,344	2.25%	(0.49%)	2.32%		83.00%
Year Ended June 30, 2010 (g)	$9.13	(0.03)	1.07	1.04	(0.23)	(0.23)	–	$9.94	11.29%	$20,499,132	2.25%	(0.28%)	2.34%		83.00%
Year Ended June 30, 2009 (g)	$13.05	0.03	(3.44)	(3.41)	(0.51)	(0.51)	–	$9.13	(25.46%)	$22,518,693	2.00%	0.34%	2.30%		76.00%
Year Ended June 30, 2008 (g)	$15.02	0.03	(2.00)	(1.97)	–	–	–	$13.05	(13.12%)	$35,899,879	2.00%	0.23%	2.11%		66.00%

Institutional Service Class Shares
Period Ended December 31, 2012 (g)(h) (Unaudited)	$12.23	(0.01)	0.68	0.67	–	–	–	$12.90	5.48%	$10,543	0.95%	(0.68%)	1.28%		12.79%

Institutional Class Shares
Six Months Ended December 31, 2012 (g) (Unaudited)	$12.04	0.03	1.27	1.30	(0.44)	(0.44)	–	$12.90	11.00%	$16,228,265	1.18%	0.53%	1.37%		12.79%
Year Ended June 30, 2012 (g)	$13.04	0.14	(1.08)	(0.94)	(0.06)	(0.06)	–	$12.04	(7.15%)	$19,644,731	1.25%	1.15%	1.25%		77.00%
Year Ended June 30, 2011 (g)	$10.65	0.08	2.68	2.76	(0.37)	(0.37)	–	$13.04	25.98%	$23,230,312	1.15%	0.62%	1.15%		83.00%
Year Ended June 30, 2010 (g)	$9.69	0.08	1.16	1.24	(0.28)	(0.28)	–	$10.65	12.51%	$25,227,375	1.15%	0.67%	1.15%		83.00%
Year Ended June 30, 2009 (g)	$13.84	0.13	(3.63)	(3.50)	(0.65)	(0.65)	–	$9.69	(24.52%)	$66,646,018	1.00%	1.27%	1.08%		76.00%
Year Ended June 30, 2008 (g)	$15.78	0.19	(2.13)	(1.94)	–	–	–	$13.84	(12.29%)	$164,307,487	1.00%	1.29%	0.96	% (i)	66.00%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Total returns prior to the Fund’s inception on November 19, 2012 is based on the performance of the Fund’s predecessor fund.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Per share calculations were performed using average shares method.
(h)	For the period from November 23, 2012 (commencement of operations) through December 31, 2012.
(i)	The investment manager recouped expenses previously reimbursed by the investment manager of behalf of the Fund, not to exceed the expense cap.

The accompanying notes are an integral part of these financial statements.

Nationwide High Yield Bond Fund

How did the Fund perform during the reporting period relative to its benchmark and its peer group?

For the semiannual period ended December 31, 2012, the Nationwide High Yield Bond Fund (Class A at NAV) returned 6.88% versus 7.89% for its benchmark, the BofA Merrill Lynch (BofAML) U.S. High Yield Cash Pay Constrained Index. For broader comparison, the average return for the Fund’s closest Lipper peer category of High Yield Funds (consisting of 553 funds as of December 31, 2012) was 7.51% for the same time period.

Which sectors and holdings/asset classes contributed the most to the Fund’s performance relative to its benchmark?

The greatest contributors to Fund performance relative to the Fund’s benchmark for the reporting period were the Fund’s investments in the industrials, insurance, gaming and energy sectors. A small overweight position relative to the benchmark in the insurance sector was a positive factor, as insurance was the strongest-performing sector during the reporting period. A relative overweight in the gaming sector also contributed to relative Fund performance. The contribution to relative Fund performance from the energy sector was primarily driven by the Fund’s strong issue selection, although the Fund’s overweight to the sector also was a small positive contributor during the reporting period.

Which sectors and holdings/asset classes detracted the most from the Fund’s performance relative to its benchmark?

Overall, the Fund’s sector allocation detracted from the Fund’s performance relative to the Fund’s benchmark during the reporting period. In addition, the Fund’s short-duration positioning was a small negative contributor during the reporting period. The most significant detracting sectors on a relative basis included the Fund’s positions in homebuilders/real estate, building materials and banks/thrifts. The Fund’s underweight positions in these industries relative to the benchmark hurt the Fund’s relative performance when these industries outperformed during the reporting period.

The Fund’s rating allocations detracted slightly from relative Fund performance, as lower credit quality outperformed during the reporting period. This was particularly true early in the reporting period, when the Fund held a higher number of quality securities, and was less of a factor later in the reporting period, when the Fund increased its position in CCC-rated securities.

The Fund’s slightly defensive positioning (less risk exposure) and elevated cash levels during portions of the reporting period also detracted from relative Fund performance, as the market performed very strongly during the reporting period.

Did the Fund’s investments in derivatives negatively or positively affect the Fund’s performance relative to its benchmark?

The Fund invested in forward foreign currency contracts to hedge non-U.S. dollar exposure. The Fund’s investments in derivatives did not impact material Fund performance during the reporting period, as derivatives were used for hedging purposes.

Subadviser:

UBS Global Asset Management (Americas) Inc.

Portfolio Managers:

Craig Ellinger and Matthew Iannucci

Fund Performance	Nationwide High Yield Bond Fund

Average Annual Total Return1

(For periods ended December 31, 2012)

		Six Months*	1 Yr.	5 Yr.	10 Yr.
Class A	w/o SC1	6.88%	14.24%	8.03%	8.55%
	w/SC2	2.02%	9.05%	7.04%	8.04%
Class C	w/o SC1	6.95%	13.84%	7.55%	8.03%
	w/SC3	6.20%	13.09%	7.55%	8.03%
Institutional Service Class[4,5]		2.16%	–	–	–
Institutional Class[4,6]		7.14%	14.60%	8.31%	8.82%

All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on performance data.

*	Not annualized.

[1]	Total returns prior to the Fund’s inception on November 19, 2012 is based on the performance of the Fund’s predecessor fund.

[2]	These returns do not reflect the effects of sales charges (SC).

[3]	A 4.25% front-end sales charge was deducted.

[4]	A 0.75% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell Class C shares within the first year after purchase.

[5]	Not subject to any sales charges.

[6]	Since inception date of November 21, 2012.

Expense Ratios

	Gross Expense Ratio*	Net Expense Ratio*
Class A	1.29%	1.10%
Class C	1.69%	1.50%
Institutional Service Class	1.19%	1.00%
Institutional Class	0.94%	0.75%
*	Current effective prospectus dated November 19, 2012. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2014. Please see the Fund’s most recent prospectus for details.

Fund Performance (Continued)

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class A shares of the Nationwide High Yield Bond Fund versus the The BofA Merrill Lynch (BofAML) U.S. High Yield (HY) Cash Pay Constrained Index(a) and the Consumer Price Index (CPI)(b) over the 10-year period ended 12/31/12. Performance prior to the Fund’s inception on 11/19/12 is based on the performance of the Fund’s predecessor fund. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The BofAML U.S. HY Cash Pay Constrained Index is an unmanaged, market-weighted index that measures the performance of publicly issued, nonconvertible, fixed-rate, coupon-bearing, U.S. dollar-denominated, below-investment-grade corporate debt with a maturity of at least one year. Each issue represented must have an outstanding par value of at least $50 million, must be less than BBB/Baa3-rated but not in default, and is restricted to a maximum of 2% of the total index.

(b)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

Shareholder Expense Example	Nationwide High Yield Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2012) and continued to hold your shares at the end of the reporting period (December 31, 2012).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2012 through December 31, 2012. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2012 through December 31, 2012. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

December 31, 2012

Nationwide High Yield Bond Fund			Beginning Account Value ($) 07/01/12	Ending Account Value ($) 12/31/12	Expenses Paid During Period ($) 07/01/12 - 12/31/12[a]	Expense Ratio During Period (%) 07/01/12 - 12/31/12[a]
Class A Shares	Actual		1,000.00	1,068.80	6.15	1.18
	Hypothetical[b]		1,000.00	1,019.26	6.01	1.18
Class C Shares	Actual		1,000.00	1,069.50	6.83	1.31
	Hypothetical[b]		1,000.00	1,018.60	6.67	1.31
Institutional Service Class Shares	Actual	[c]	1,000.00	1,021.60	0.81	0.75
	Hypothetical[b]		1,000.00	1,021.42	3.82	0.75
Institutional Class Shares	Actual		1,000.00	1,071.40	4.75	0.91
	Hypothetical[b]		1,000.00	1,020.62	4.63	0.91

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2012 through December 31, 2012 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

[c]

For the period from November 23, 2012 (commencement of operations) through December 31, 2012. Expenses are equal to the Class’s annualized expense ratio, multiplied by 39/365 (to reflect the actual period).

Portfolio Summary December 31, 2012 (Unaudited)	Nationwide High Yield Bond Fund

Asset Allocation †
Corporate Bonds	95.4%
Mutual Fund	1.2%
Commercial Mortgage Backed Securities	0.5%
Yankee Dollar	0.5%
Common Stock††	0.0%
Warrant††	0.0%
Other assets in excess of liabilities	2.4%

100.0%

Top Industries †††
Oil, Gas & Consumable Fuels	10.6%
Media	7.6%
Hotels, Restaurants & Leisure	7.1%
Diversified Telecommunication Services	6.2%
Metals & Mining	4.9%
Health Care Providers & Services	4.3%
Consumer Finance	4.0%
Chemicals	3.5%
Commercial Banks	3.3%
Gas Utilities	2.9%
Other Industries	45.6%

100.0%

Top Holdings †††
Fidelity Institutional Money Market Fund - Institutional Class	1.2%
Ally Financial, Inc., 8.00%, 03/15/20	1.2%
El Paso Corp., 7.75%, 01/15/32	1.2%
MGM Resorts International, 10.00%, 11/01/16	1.2%
DISH DBS Corp., 7.88%, 09/01/19	1.1%
Intelsat Luxembourg SA, 11.25%, 02/04/17	1.1%
International Lease Finance Corp., 7.13%, 09/01/18	1.1%
CIT Group, Inc., 5.50%, 02/15/19	1.1%
QVC, Inc., 7.50%, 10/01/19	0.9%
Murray Energy Corp., 10.25%, 10/15/15	0.9%
Other Holdings	89.0%

100.0%

Top Countries †††
United States	83.0%
Luxembourg	4.9%
Canada	2.8%
Cayman Islands	2.1%
Ireland	1.7%
United Kingdom	1.7%
Australia	0.8%
Netherlands	0.7%
Marshall Islands	0.6%
Liberia	0.5%
Other Countries	1.2%

100.0%

†	Percentages indicated are based upon net assets as of December 31, 2012.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of December 31, 2012.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

December 31, 2012 (Unaudited)

Nationwide High Yield Bond Fund

Commercial Mortgage Backed Securities 0.5%

	Principal Amount	Market Value

COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class AJ 5.80%, 05/15/46 (a)	$250,000	$169,619
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM 5.92%, 02/15/51 (a)	100,000	111,856

Total Commercial Mortgage Backed Securities (cost $295,945)		281,475

Corporate Bonds 95.4%
Aerospace & Defense 0.2%
B/E Aerospace, Inc., 6.88%, 10/01/20	100,000	111,250

Air Freight & Logistics 0.2%
Air Medical Group Holdings, Inc., 9.25%, 11/01/18	135,000	149,175

Auto Components 1.3%
American Axle & Manufacturing, Inc., 6.63%, 10/15/22	250,000	253,750
Goodyear Tire & Rubber Co. (The), 7.00%, 05/15/22	110,000	117,975
Meritor, Inc., 10.63%, 03/15/18	150,000	156,375
Tenneco, Inc., 7.75%, 08/15/18	175,000	189,875
Tomkins LLC/Tomkins, Inc., 9.00%, 10/01/18	89,000	99,680

		817,655

Automobiles 0.3%
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 06/15/19	205,000	223,450

Beverages 0.4%
Constellation Brands, Inc., 7.25%, 05/15/17	240,000	282,600

Biotechnology 0.3%
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 09/15/18	200,000	213,000

Building Products 0.4%
Reliance Intermediate Holdings LP, 9.50%, 12/15/19 (b)	200,000	227,000

Chemicals 3.4%
Ashland, Inc., 9.13%, 06/01/17	165,000	179,850
Celanese US Holdings LLC, 5.88%, 06/15/21	370,000	414,400

Corporate Bonds (continued)

	Principal Amount	Market Value

Chemicals (continued)
Georgia Gulf Corp., 9.00%, 01/15/17 (b)	$136,000	$151,300
Hexion US Finance Corp., 8.88%, 02/01/18	325,000	333,937
INEOS Group Holdings SA, 8.50%, 02/15/16 (b)	180,000	179,100
LyondellBasell Industries NV
6.00%, 11/15/21	135,000	158,288
5.75%, 04/15/24	240,000	282,000
NOVA Chemicals Corp., 8.63%, 11/01/19	430,000	488,050

		2,186,925

Commercial Banks 2.7%
CIT Group, Inc.
4.25%, 08/15/17	175,000	180,205
5.50%, 02/15/19 (b)	610,000	664,900
Eksportfinans ASA, 3.00%, 11/17/14	265,000	262,897
HBOS PLC, 6.75%, 05/21/18 (b)	225,000	242,156
RBS Capital Trust II, 6.43%, 01/03/34	275,000	239,250
Zions Bancorporation, 5.50%, 11/16/15	140,000	145,225

		1,734,633

Commercial Services & Supplies 2.6%
Algeco Scotsman Global Finance PLC, 10.75%, 10/15/19 (b)	250,000	246,250
Ceridian Corp., 11.25%, 11/15/15	230,000	230,000
Clean Harbors, Inc., 5.25%, 08/01/20	75,000	78,187
ExamWorks Group, Inc., 9.00%, 07/15/19	425,000	454,750
FTI Consulting, Inc., 6.75%, 10/01/20	100,000	106,750
Geo Group, Inc. (The), 7.75%, 10/15/17	125,000	134,375
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC, 8.88%, 03/15/18	150,000	154,125
Premier Graphics, Inc. 11.50%, 12/01/05* (c)(f)	4,250,000	0
ServiceMaster Co.
8.00%, 02/15/20	155,000	161,588
7.00%, 08/15/20 (b)	100,000	100,250

		1,666,275

Communications Equipment 0.2%
Crown Castle International Corp., 5.25%, 01/15/23 (b)	150,000	160,500

Statement of Investments (Continued)

December 31, 2012 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Computers & Peripherals 0.6%
Seagate HDD Cayman
7.75%, 12/15/18	$325,000	$357,094
7.00%, 11/01/21	50,000	53,625

		410,719

Construction Materials 0.3%
Hanson Ltd., 6.13%, 08/15/16	200,000	219,500

Consumer Finance 4.0%
Ally Financial, Inc.
5.50%, 02/15/17	200,000	213,953
8.00%, 03/15/20	625,000	765,625
8.00%, 11/01/31	260,000	329,225
ILFC E-Capital Trust I, 4.54%, 12/21/65 (a)(b)	195,000	147,946
International Lease Finance Corp.
8.75%, 03/15/17	220,000	254,100
7.13%, 09/01/18 (b)	575,000	667,000
Springleaf Finance Corp., 6.90%, 12/15/17	240,000	214,800

		2,592,649

Containers & Packaging 1.6%
Ardagh Packaging Finance PLC
7.38%, 10/15/17 (b)	200,000	217,500
9.13%, 10/15/20 (b)	200,000	218,000
Graphic Packaging International, Inc., 7.88%, 10/01/18	120,000	132,600
Pactiv LLC, 8.13%, 06/15/17	175,000	174,562
Sealed Air Corp., 8.38%, 09/15/21 (b)	240,000	274,200

		1,016,862

Distributors 0.9%
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 05/20/20	175,000	192,062
Ferrellgas LP/Ferrellgas Finance Corp., 9.13%, 10/01/17	195,000	211,087
Suburban Propane Partners LP/Suburban Energy Finance Corp.
7.50%, 10/01/18	67,000	72,193
7.38%, 08/01/21	108,000	117,450

		592,792

Diversified Financial Services 1.3%
Bank of America Corp., Series L, 5.65%, 05/01/18	200,000	232,689
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 01/15/18	225,000	241,594

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Financial Services (continued)
Interactive Data Corp., 10.25%, 08/01/18	$25,000	$28,156
SquareTwo Financial Corp., 11.63%, 04/01/17	355,000	336,362

		838,801

Diversified Telecommunication Services 6.2%
CenturyLink, Inc., Series S, 6.45%, 06/15/21	230,000	254,150
CenturyLink, Inc., Series P, 7.60%, 09/15/39	75,000	77,850
Clearwire Communications LLC/Clearwire Finance, Inc.
12.00%, 12/01/15 (b)	155,000	166,100
Embarq Corp., 8.00%, 06/01/36	75,000	82,839
Frontier Communications Corp.
8.25%, 04/15/17	340,000	392,700
9.00%, 08/15/31	230,000	253,000
Level 3 Communications, Inc., 11.88%, 02/01/19	190,000	218,975
Level 3 Financing, Inc., 10.00%, 02/01/18	485,000	540,775
PAETEC Holding Corp., 9.88%, 12/01/18	400,000	458,000
Sable International Finance Ltd., 7.75%, 02/15/17 (b)	125,000	133,750
Sprint Capital Corp.
6.90%, 05/01/19	175,000	190,750
8.75%, 03/15/32	175,000	213,937
UPCB Finance V Ltd., 7.25%, 11/15/21 (b)	250,000	275,000
West Corp., 7.88%, 01/15/19	250,000	258,750
Wind Acquisition Finance SA
11.75%, 07/15/17 (b)	270,000	282,825
7.25%, 02/15/18 (b)	225,000	227,813

		4,027,214

Electric Utilities 1.9%
AES Corp.
8.00%, 10/15/17	60,000	69,300
8.00%, 06/01/20	260,000	299,000
DPL, Inc., 7.25%, 10/15/21	385,000	411,950
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/01/20	300,000	338,250
Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/01/20 (b)	115,000	89,987

		1,208,487

Statement of Investments (Continued)

December 31, 2012 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Electrical Equipment 0.3%
Coleman Cable, Inc., 9.00%, 02/15/18	$115,000	$123,625
Kemet Corp., 10.50%, 05/01/18	100,000	98,625

		222,250

Electronic Equipment & Instruments 0.8%
Jabil Circuit, Inc.
8.25%, 03/15/18	150,000	182,250
4.70%, 09/15/22	55,000	57,819
Sanmina Corp., 7.00%, 05/15/19 (b)	295,000	300,900

		540,969

Energy Equipment & Services 1.7%
Cie Generale de Geophysique — Veritas, 7.75%, 05/15/17	150,000	156,000
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (b)	144,000	150,480
Helix Energy Solutions Group, Inc., 9.50%, 01/15/16 (b)	272,000	278,800
Key Energy Services, Inc. 6.75%, 03/01/21 (b)	275,000	274,625
SESI LLC, 7.13%, 12/15/21	190,000	211,375

		1,071,280

Food & Staples Retailing 1.0%
Ingles Markets, Inc., 8.88%, 05/15/17	205,000	218,581
SUPERVALU, Inc.
7.50%, 11/15/14	200,000	194,000
8.00%, 05/01/16	235,000	223,838

		636,419

Food Products 0.9%
Agrokor DD, 8.88%, 02/01/20 (b)	100,000	108,625
Michael Foods, Inc., 9.75%, 07/15/18	220,000	243,100
Viskase Cos., Inc., 9.88%, 01/15/18 (b)	200,000	204,000

		555,725

Gas Utilities 2.8%
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 8.75%, 06/15/18	125,000	133,125
Crosstex Energy LP, 8.88%, 02/15/18	280,000	302,400
El Paso Corp., 7.75%, 01/15/32	645,000	757,871

Corporate Bonds (continued)

	Principal Amount	Market Value

Gas Utilities (continued)
Energy Transfer Partners LP
7.50%, 07/01/38	$200,000	$258,650
6.05%, 06/01/41	240,000	273,056
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/01/20	100,000	109,000

		1,834,102

Health Care Providers & Services 4.1%
Capella Healthcare, Inc., 9.25%, 07/01/17	55,000	58,988
CHS/Community Health Systems, Inc.
5.13%, 08/15/18	125,000	130,313
8.00%, 11/15/19	125,000	135,312
7.13%, 07/15/20	125,000	133,437
ConvaTec Healthcare E SA, 10.50%, 12/15/18 (b)	400,000	441,000
HCA, Inc.
7.50%, 02/15/22	375,000	429,375
5.88%, 03/15/22	100,000	108,750
Hologic, Inc., 6.25%, 08/01/20 (b)	50,000	53,875
Multiplan, Inc., 9.88%, 09/01/18 (b)	400,000	446,000
Omnicare, Inc., 7.75%, 06/01/20	42,000	46,620
Tenet Healthcare Corp.
8.88%, 07/01/19	175,000	196,000
8.00%, 08/01/20	160,000	172,300
6.88%, 11/15/31	150,000	135,000
United Surgical Partners International, Inc., 9.00%, 04/01/20	175,000	194,250

		2,681,220

Hotels, Restaurants & Leisure 6.8%
Boyd Gaming Corp., 9.13%, 12/01/18	325,000	331,500
Caesars Entertainment Operating Co., Inc.
5.63%, 06/01/15	200,000	175,000
10.00%, 12/15/15	335,000	296,475
10.00%, 12/15/18	355,000	235,188
CityCenter Holdings LLC/CityCenter Finance Corp., 11.50%, 01/15/17	306,675	332,742
Diamond Resorts Corp., 12.00%, 08/15/18	390,000	422,175
Marina District Finance Co., Inc., 9.50%, 10/15/15	150,000	145,500
MGM Resorts International
10.00%, 11/01/16	640,000	740,800
8.63%, 02/01/19 (b)	225,000	250,875

Statement of Investments (Continued)

December 31, 2012 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Hotels, Restaurants & Leisure (continued)
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	$100,000	$105,750
7.50%, 10/15/27	190,000	214,700
Shingle Springs Tribal Gaming Authority, 9.38%, 06/15/15 (b)	365,000	355,875
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15 (b)	250,000	221,250
Yonkers Racing Corp., 11.38%, 07/15/16 (b)	500,000	540,000

		4,367,830

Household Durables 0.4%
Standard Pacific Corp., 10.75%, 09/15/16	115,000	142,887
Toll Brothers Finance Corp., 8.91%, 10/15/17	80,000	101,014

		243,901

Household Products 2.1%
Reynolds Group Issuer, Inc., 9.88%, 08/15/19	250,000	267,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 7.88%, 08/15/19	400,000	445,000
Spectrum Brands Escrow Corp.
6.38%, 11/15/20 (b)	100,000	105,000
6.63%, 11/15/22 (b)	75,000	80,438
YCC Holdings LLC/Yankee Finance, Inc., 11.00%, 02/15/16 (d)	425,000	438,855

		1,336,793

Industrial Conglomerates 0.5%
Bombardier, Inc., 7.75%, 03/15/20 (b)	150,000	170,250
RBS Global, Inc./Rexnord LLC, 8.50%, 05/01/18	140,000	151,725

		321,975

Information Technology Services 1.0%
First Data Corp.
9.88%, 09/24/15	410,000	418,200
11.25%, 03/31/16	245,000	240,100

		658,300

Insurance 1.4%
American General Institutional Capital, Series A, 7.57%, 12/01/45 (b)	195,000	231,075
American International Group, Inc., 6.25%, 03/15/87	175,000	186,812

Corporate Bonds (continued)

	Principal Amount	Market Value

Insurance (continued)
Liberty Mutual Group, Inc., 10.75%, 06/15/88 (a)(b)	$110,000	$163,900
XL Group PLC, Series E, 6.50%, 04/15/17 (e)	315,000	294,525

		876,312

Internet & Catalog Retail 0.9%
QVC, Inc., 7.50%, 10/01/19 (b)	515,000	568,209

Internet Software & Services 0.9%
Equinix, Inc.
8.13%, 03/01/18	400,000	441,000
7.00%, 07/15/21	150,000	166,500

		607,500

Leisure Equipment & Products 0.1%
Brunswick Corp., 11.25%, 11/01/16 (b)	80,000	90,300

Machinery 2.0%
Case New Holland, Inc., 7.88%, 12/01/17	300,000	354,750
Huntington Ingalls Industries, Inc.
6.88%, 03/15/18	95,000	103,312
7.13%, 03/15/21	100,000	108,750
JMC Steel Group, Inc., 8.25%, 03/15/18 (b)	130,000	135,850
Manitowoc Co., Inc. (The), 8.50%, 11/01/20	325,000	364,813
Severstal Columbus LLC, 10.25%, 02/15/18	200,000	210,500

		1,277,975

Marine 0.7%
Marquette Transportation Co./Marquette Transportation Finance Corp., 10.88%, 01/15/17	100,000	104,000
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc., 8.63%, 11/01/17	225,000	210,938
Navios Maritime Holdings, Inc./Navios Maritime Finance US Inc, 8.88%, 11/01/17	160,000	159,600

		474,538

Media 7.7%
AMC Entertainment, Inc., 9.75%, 12/01/20	180,000	207,900
Cablevision Systems Corp., 8.63%, 09/15/17	390,000	454,837

Statement of Investments (Continued)

December 31, 2012 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp., 8.13%, 04/30/20	$475,000	$532,000
Clear Channel Communications, Inc., 10.75%, 08/01/16	145,000	109,475
CSC Holdings LLC, 8.63%, 02/15/19	125,000	149,375
DISH DBS Corp., 7.88%, 09/01/19	600,000	711,000
Entravision Communications Corp., 8.75%, 08/01/17	189,000	205,065
Intelsat Jackson Holdings SA 7.25%, 10/15/20 (b)	475,000	515,625
Intelsat Luxembourg SA, 11.25%, 02/04/17	655,000	692,662
McClatchy Co. (The), 9.00%, 12/15/22 (b)	300,000	306,375
Nara Cable Funding Ltd., 8.88%, 12/01/18 (b)	200,000	203,500
Nexstar Broadcasting, Inc./Mission Broadcasting Inc, 8.88%, 04/15/17	125,000	137,188
Nielsen Finance LLC/Nielsen Finance Co., 7.75%, 10/15/18	135,000	150,863
Ono Finance II PLC, 10.88%, 07/15/19 (b)	150,000	143,250
Sinclair Television Group, Inc., 6.13%, 10/01/22 (b)	100,000	106,125
WideOpenWest Finance LLC/WideOpenWest Capital Corp., 10.25%, 07/15/15 (b)	200,000	212,500
WMG Acquisition Corp., 6.00%, 01/15/21 (b)	125,000	131,875

		4,969,615

Metals & Mining 4.8%
APERAM, 7.75%, 04/01/18 (b)	150,000	132,000
ArcelorMittal
4.25%, 08/05/15	125,000	126,259
6.75%, 02/25/22	200,000	209,903
Arch Coal, Inc., 9.88%, 06/15/19 (b)	125,000	130,000
Consol Energy, Inc., 8.00%, 04/01/17	200,000	216,500
FMG Resources (August 2006) Pty Ltd., 7.00%, 11/01/15 (b)	350,000	367,500
FMG Resources August 2006 Pty Ltd., 8.25%, 11/01/19 (b)	150,000	159,750
Inmet Mining Corp., 8.75%, 06/01/20 (b)	175,000	191,187

Corporate Bonds (continued)

	Principal Amount	Market Value

Metals & Mining (continued)
Murray Energy Corp., 10.25%, 10/15/15 (b)	$560,000	$543,200
Novelis, Inc./GA, 8.38%, 12/15/17	225,000	248,063
Peabody Energy Corp., 7.38%, 11/01/16	200,000	229,000
United States Steel Corp., 7.38%, 04/01/20	200,000	213,500
Vulcan Materials Co., 7.50%, 06/15/21	300,000	342,000

		3,108,862

Multiline Retail 0.7%
JC Penney Corp., Inc., 7.13%, 11/15/23	180,000	155,250
Macy’s Retail Holdings, Inc., 6.38%, 03/15/37	225,000	270,851

		426,101

Multi-Utilities & Unregulated Power 1.8%
Calpine Corp.
7.25%, 10/15/17 (b)	150,000	159,750
7.88%, 07/31/20 (b)	180,000	202,050
GenOn Energy, Inc., 9.50%, 10/15/18	140,000	165,200
NRG Energy, Inc.
7.63%, 05/15/19	105,000	112,350
8.50%, 06/15/19	350,000	385,000
8.25%, 09/01/20	100,000	112,000

		1,136,350

Office Electronics 0.8%
CDW LLC/CDW Finance Corp.
12.54%, 10/12/17	323,000	345,206
8.50%, 04/01/19	175,000	189,438

		534,644

Oil, Gas & Consumable Fuels 10.4%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 9.63%, 10/15/18	215,000	221,450
Antero Resources Finance Corp., 6.00%, 12/01/20 (b)	125,000	126,562
Atwood Oceanics, Inc., 6.50%, 02/01/20	50,000	53,750
Berry Petroleum Co., 6.75%, 11/01/20	200,000	215,000
BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.88%, 04/15/22 (b)	275,000	285,312
Chesapeake Energy Corp., 9.50%, 02/15/15	105,000	118,650

Statement of Investments (Continued)

December 31, 2012 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.63%, 11/15/19 (b)	$275,000	$259,187
Comstock Resources, Inc., 8.38%, 10/15/17	35,000	36,750
Connacher Oil and Gas Ltd., 8.50%, 08/01/19 (b)	285,000	193,800
CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/01/22 (b)	125,000	124,375
EP Energy LLC/EP Energy Finance, Inc., 9.38%, 05/01/20	250,000	281,875
EPE Holdings LLC/EP Energy Bond Co., Inc., 8.88%, 12/15/17 (b)	50,000	49,563
Forest Oil Corp., 7.25%, 06/15/19	535,000	537,675
Hilcorp Energy I LP/Hilcorp Finance Co.
8.00%, 02/15/20 (b)	85,000	93,075
7.63%, 04/15/21 (b)	125,000	136,250
Linn Energy LLC/Linn Energy Finance Corp.
6.50%, 05/15/19	200,000	202,000
8.63%, 04/15/20	160,000	174,400
7.75%, 02/01/21	240,000	255,600
Offshore Group Investment Ltd.
11.50%, 08/01/15	68,000	74,120
7.50%, 11/01/19 (b)	450,000	454,500
PetroBakken Energy Ltd., 8.63%, 02/01/20 (b)	225,000	228,375
Plains Exploration & Production Co.
7.63%, 06/01/18	127,000	133,668
6.13%, 06/15/19	375,000	408,750
QEP Resources, Inc., 6.88%, 03/01/21	105,000	121,013
Quicksilver Resources, Inc.
11.75%, 01/01/16	140,000	138,250
7.13%, 04/01/16	350,000	280,000
9.13%, 08/15/19	75,000	66,750
Range Resources Corp.
7.25%, 05/01/18	175,000	183,750
8.00%, 05/15/19	100,000	110,750
5.75%, 06/01/21	140,000	149,800
Samson Investment Co., 9.75%, 02/15/20 (b)	150,000	158,625
SandRidge Energy, Inc.
8.75%, 01/15/20	110,000	120,450
7.50%, 03/15/21	200,000	214,000
7.50%, 02/15/23	190,000	203,300
Swift Energy Co., 7.88%, 03/01/22	75,000	78,375
Whiting Petroleum Corp., 6.50%, 10/01/18	250,000	268,750

		6,758,500

Corporate Bonds (continued)

	Principal Amount	Market Value

Paper & Forest Products 1.1%
Boise Paper Holdings LLC, 9.00%, 11/01/17	$70,000	$76,475
Clearwater Paper Corp., 7.13%, 11/01/18	125,000	136,250
Domtar Corp., 10.75%, 06/01/17	85,000	110,119
Masco Corp., 7.13%, 03/15/20	150,000	174,515
Mercer International, Inc., 9.50%, 12/01/17	205,000	216,787

		714,146

Pharmaceuticals 1.6%
Grifols, Inc., 8.25%, 02/01/18	290,000	319,362
Mylan, Inc., 7.63%, 07/15/17 (b)	275,000	309,064
Sky Growth Acquisition Corp., 7.38%, 10/15/20 (b)	75,000	74,625
Valeant Pharmaceuticals International, 7.00%, 10/01/20 (b)	295,000	320,813

		1,023,864

Real Estate Investment Trusts (REITs) 1.3%
DuPont Fabros Technology LP, 8.50%, 12/15/17	450,000	491,625
Felcor Lodging LP, 6.75%, 06/01/19	165,000	175,313
Host Hotels & Resorts LP, 4.75%, 03/01/23	175,000	185,500

		852,438

Real Estate Management & Development 0.4%
CBRE Services, Inc., 11.63%, 06/15/17	100,000	110,000
Realogy Group LLC, 7.88%, 02/15/19 (b)	150,000	163,500

		273,500

Road & Rail 0.8%
Avis Budget Car Rental LLC, 9.63%, 03/15/18	100,000	111,500
CHC Helicopter SA, 9.25%, 10/15/20	125,000	131,562
HDTFS, Inc., 5.88%, 10/15/20 (b)	100,000	104,500
United Rentals North America, Inc., 6.13%, 06/15/23	150,000	158,250

		505,812

Statement of Investments (Continued)

December 31, 2012 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Semiconductors & Semiconductor Equipment 0.6%
Freescale Semiconductor, Inc.
10.13%, 03/15/18 (b)	$110,000	$121,550
9.25%, 04/15/18 (b)	115,000	125,637
10.75%, 08/01/20	101,000	108,323

		355,510

Software 1.5%
Brocade Communications Systems, Inc., 6.88%, 01/15/20	50,000	53,875
Epicor Software Corp., 8.63%, 05/01/19	200,000	210,000
IMS Health, Inc., 6.00%, 11/01/20 (b)	100,000	104,750
Infor US, Inc.
11.50%, 07/15/18	75,000	87,750
9.38%, 04/01/19	175,000	196,437
InterAct Operating Co., Inc. 14.00%, 08/01/03* (c)(d)(f)	13,545,110	0
MedAssets, Inc., 8.00%, 11/15/18	300,000	325,500

		978,312

Specialty Retail 2.5%
Burlington Coat Factory Warehouse Corp., 10.00%, 02/15/19	275,000	297,000
Limited Brands, Inc., 5.63%, 02/15/22	100,000	108,750
Ltd. Brands, Inc.
8.50%, 06/15/19	155,000	189,100
7.60%, 07/15/37	100,000	104,750
Michaels Stores, Inc., 7.75%, 11/01/18	160,000	175,600
Party City Holdings, Inc., 8.88%, 08/01/20 (b)	75,000	80,438
Petco Animal Supplies, Inc., 9.25%, 12/01/18 (b)	345,000	382,950
Petco Holdings, Inc., 9.25%, 10/15/17 (b)	100,000	102,750
Toys “R” Us Property Co. II LLC, 8.50%, 12/01/17	155,000	164,300

		1,605,638

Corporate Bonds (continued)

	Principal Amount	Market Value

Wireless Telecommunication Services 2.2%
Cricket Communications, Inc., 7.75%, 05/15/16	$175,000	$185,281
Sprint Nextel Corp.
6.00%, 12/01/16	335,000	364,313
9.13%, 03/01/17	150,000	176,625
8.38%, 08/15/17	390,000	453,375
9.00%, 11/15/18 (b)	135,000	166,725
11.50%, 11/15/21	45,000	61,200

		1,407,519

Total Corporate Bonds (cost $58,439,108)		61,695,896

Common Stocks 0.0%†

	Shares	Market Value

Hotels, Restaurants & Leisure 0.0%†
American Restaurant Group, Inc.* (f)(g)	972	0

Containers & Packaging 0.0%†
Pliant Corp.* (f)(h)	1	0

Total Common Stocks (cost $ —)		0

Warrant 0.0%†
Aerospace & Defense 0.0%†
Sabreliner Corp., expiring at exercise price of $0.01 on 06/08/2018 * (f)(g)	8,400	0

Total Warrant (cost $ —)		0

Yankee Dollar 0.5%

	Principal Amount	Market Value

Commercial Banks 0.5%
Royal Bank of Scotland Group PLC, 6.13%, 12/15/22	$325,000	343,032

Total Yankee Dollar (cost $329,520)		343,032

Statement of Investments (Continued)

December 31, 2012 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

Mutual Fund 1.2%

	Shares	Market Value

Money Market Fund 1.2%
Fidelity Institutional Money Market Fund —Institutional Class, 0.18% (i)	786,767	$786,767

Total Mutual Fund (cost $786,767)		786,767

Total Investments (cost $59,851,340) (j) — 97.6%		63,107,170

Other assets in excess of liabilities — 2.4%		1,572,218

NET ASSETS — 100.0%		$64,679,388

*	Denotes a non-income producing security.

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2012. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at December 31, 2012 was $17,205,767 which represents 26.60% of net assets.

(c)	Security in default.
(d)	PIK — Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.

(e)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2012. The maturity date reflects the next call date.

(f)	Fair Valued Security.

(g)	Illiquid security.

(h)	Restricted security.

(i)	Represents 7-day effective yield as of December 31, 2012.

(j)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

ASA	Stock Corporation

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

SCA	Limited partnership with share capital

ULC	Unlimited Liability Company

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

December 31, 2012 (Unaudited)

Nationwide High Yield Bond Fund
Assets:
Investments, at value (cost $59,851,340)	$63,107,170
Interest and dividends receivable	1,159,305
Receivable for investments sold	983,185
Receivable for capital shares issued	21,230
Prepaid expenses	3,902

Total Assets	65,274,792

Liabilities:
Distributions payable	99,215
Payable for capital shares redeemed	325,352
Accrued expenses and other payables:
Investment advisory fees	46,497
Fund administration fees	29,631
Distribution fees	23,733
Administrative servicing fees	3,450
Accounting and transfer agent fees	5,538
Trustee fees	2,649
Custodian fees	2,898
Professional fees	38,917
Printing fees	16,091
Other	1,433

Total Liabilities	595,404

Net Assets	$64,679,388

Represented by:
Capital	$130,918,195
Accumulated undistributed net investment income	13,458
Accumulated net realized losses from investment, futures, forward and foreign currency transactions	(69,508,095)
Net unrealized appreciation/(depreciation) from investments	3,255,830

Net Assets	$64,679,388

Net Assets:
Class A Shares	$29,048,465
Class C Shares	7,541,059
Institutional Service Class Shares	85,265
Institutional Class Shares	28,004,599

Total	$64,679,388

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	4,630,404
Class C Shares	1,194,846
Institutional Service Class Shares	13,491
Institutional Class Shares	4,436,180

Total	10,274,921

Statement of Assets and Liabilities (Continued)

December 31, 2012 (Unaudited)

Nationwide High Yield Bond Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$6.27
Class C Shares (b)	$6.31
Institutional Service Class Shares	$6.32
Institutional Class Shares	$6.31
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$6.55

Maximum Sales Charge:
Class A Shares	4.25%

(a)	For Class A Shares, the redemption price per share is reduced by 0.75% on sales of shares of original purchases of $1,000,000 or more or that were not subject to a front-end sales charge made within 18 months of the purchase date.
(b)	For Class C Shares, the redemption price per share is reduced by 0.75% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Six Months Ended December 31, 2012 (Unaudited)

Nationwide High Yield Bond Fund
INVESTMENT INCOME:
Interest income	$2,787,593
Dividend income	3,144

Total Income	2,790,737

EXPENSES:
Investment advisory fees	220,179
Fund administration fees	47,466
Distribution fees Class A	39,763
Distribution fees Class C	15,771
Administrative servicing fees Class A	3,467
Registration and filing fees	35,639
Professional fees	42,702
Printing fees	22,787
Trustee fees	8,667
Custodian fees	7,627
Accounting and transfer agent fees	26,298
Compliance program costs (Note 3)	38
Other	7,292

Total expenses before earnings credit and expenses reimbursed	477,696

Earnings credit (Note 5)	(142)
Expenses reimbursed by adviser (Note 3)	(78,571)

Net Expenses	398,983

NET INVESTMENT INCOME	2,391,754

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	1,541,490
Net realized losses from futures transactions (Note 2)	(37,125)
Net realized losses from forward and foreign currency transactions (Note 2)	(2,728)

Net realized gains from investment, futures, forward and foreign currency transactions	1,501,637

Net change in unrealized appreciation/(depreciation) from investments	1,164,881
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	5,948
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	5,181
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(4,274)

Net change in unrealized appreciation/(depreciation) from investments, futures contracts, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	1,171,736

Net realized/unrealized gains from investments, futures, forward and foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	2,673,373

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,065,127

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Nationwide High Yield Bond Fund
	Six Months Ended December 31, 2012 (Unaudited)	Year Ended June 30, 2012
Operations:
Net investment income	$2,391,754	$5,962,231
Net realized gains from investment, futures, forward and foreign currency transactions	1,501,637	1,318,901
Net change in unrealized appreciation/(depreciation) from investments, futures contracts, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	1,171,736	(3,466,296)

Change in net assets resulting from operations	5,065,127	3,814,836

Distributions to Shareholders From:
Net investment income:
Class A	(1,157,296)	(2,712,135)
Class B (a)	–	(21,282)
Class C	(244,058)	(518,408)
Institutional Service Class (b)	(235)	–
Institutional Class	(1,468,320)	(2,700,744)

Change in net assets from shareholder distributions	(2,869,909)	(5,952,569)

Change in net assets from capital transactions	(18,305,465)	(12,572,141)

Change in net assets	(16,110,247)	(14,709,874)

Net Assets:
Beginning of period	80,789,635	95,499,509

End of period	$64,679,388	$80,789,635

Accumulated undistributed net investment income at end of period	$13,458	$491,613

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$124,602	$2,582,821
Shares converted from Class B to Class A	–	546,438
Dividends reinvested	681,480	1,315,628
Cost of shares redeemed	(9,074,364)	(8,235,923)

Total Class A Shares	(8,268,282)	(3,791,036)

Class B Shares (a)
Proceeds from shares issued	–	–
Shares converted from Class B to Class A	–	(546,438)
Dividends reinvested	–	7,658
Cost of shares redeemed	–	(43,194)

Total Class B Shares	–	(581,974)

Class C Shares
Proceeds from shares issued	104,841	840,848
Dividends reinvested	144,248	294,475
Cost of shares redeemed	(853,871)	(2,250,534)

Total Class C Shares	(604,782)	(1,115,211)

(a)	Effective March 1, 2012, Class B Shares were converted to Class A Shares.
(b)	For the period from November 23, 2012 (commencement of operations) through December 31, 2012.

Statements of Changes in Net Assets (Continued)

	Nationwide High Yield Bond Fund
	Six Months Ended December 31, 2012 (Unaudited)	Year Ended June 30, 2012
CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares (b)
Proceeds from shares issued	$85,000	$–
Dividends reinvested	235	–
Cost of shares redeemed	–	–

Total Institutional Service Class Shares	85,235	–

Institutional Class Shares
Proceeds from shares issued	596,178	3,886,148
Dividends reinvested	1,409,821	2,624,945
Cost of shares redeemed	(11,523,635)	(13,595,013)

Total Institutional Class Shares	(9,517,636)	(7,083,920)

Change in net assets from capital transactions	$(18,305,465)	$(12,572,141)

SHARE TRANSACTIONS:
Class A Shares
Issued	20,165	427,926
Shares converted from Class B to Class A	–	90,305
Reinvested	109,701	220,750
Redeemed	(1,464,785)	(1,363,547)

Total Class A Shares	(1,334,919)	(624,566)

Class B Shares (a)
Issued	–	–
Shares converted from Class B to Class A	–	(90,220)
Reinvested	–	1,296
Redeemed	–	(7,150)

Total Class B Shares	–	(96,074)

Class C Shares
Issued	16,593	142,407
Reinvested	23,145	49,324
Redeemed	(136,967)	(371,775)

Total Class C Shares	(97,229)	(180,044)

Institutional Service Class Shares (b)
Issued	13,454	–
Reinvested	37	–
Redeemed	–	–

Total Institutional Service Class Shares	13,491	–

Institutional Class Shares
Issued	94,296	647,255
Reinvested	225,260	436,450
Redeemed	(1,843,018)	(2,257,023)

Total Institutional Class Shares	(1,523,462)	(1,173,318)

Total change in shares	(2,942,119)	(2,074,002)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective March 1, 2012, Class B Shares were converted to Class A Shares.
(b)	For the period from November 23, 2012 (commencement of operations) through December 31, 2012.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide High Yield Bond Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)(b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended December 31, 2012 (g) (Unaudited)	$6.09	0.20	0.21	0.41	(0.23)	(0.23)	–	$6.27	6.88%	$29,048,465	1.18%	6.28%	1.42%	19.85%
Year Ended June 30, 2012 (g)	$6.22	0.42	(0.13)	0.29	(0.42)	(0.42)	–	$6.09	5.06%	$36,305,809	1.20%	6.98%	1.33%	50.00%
Year Ended June 30, 2011 (g)	$5.89	0.48	0.34	0.82	(0.49)	(0.49)	–	$6.22	14.30%	$40,987,009	1.20%	7.73%	1.37%	55.00%
Year Ended June 30, 2010 (g)	$5.16	0.57	0.71	1.28	(0.55)	(0.55)	–	$5.89	25.49%	$36,333,534	1.20%	9.80%	1.38%	61.00%
Year Ended June 30, 2009 (g)	$6.19	0.50	(1.00)	(0.50)	(0.53)	(0.53)	–	$5.16	(7.12%)	$39,859,100	1.20%	9.96%	1.33%	92.00%
Year Ended June 30, 2008 (g)	$6.92	0.51	(0.75)	(0.24)	(0.49)	(0.49)	–	$6.19	(3.55%)	$40,582,300	1.20%	7.81%	1.29%	39.00%

Class C Shares
Six Months Ended December 31, 2012 (g) (Unaudited)	$6.09	0.19	0.23	0.42	(0.20)	(0.20)	–	$6.31	6.95%	$7,541,059	1.31%	6.13%	1.55%	19.85%
Year Ended June 30, 2012 (g)	$6.23	0.39	(0.14)	0.25	(0.39)	(0.39)	–	$6.09	4.35%	$7,872,256	1.70%	6.46%	1.83%	50.00%
Year Ended June 30, 2011 (g)	$5.90	0.45	0.34	0.79	(0.46)	(0.46)	–	$6.23	13.72%	$9,164,527	1.70%	7.24%	1.86%	55.00%
Year Ended June 30, 2010 (g)	$5.16	0.54	0.72	1.26	(0.52)	(0.52)	–	$5.90	25.07%	$8,901,805	1.70%	9.27%	1.88%	61.00%
Year Ended June 30, 2009 (g)	$6.19	0.48	(1.01)	(0.53)	(0.50)	(0.50)	–	$5.16	(7.60%)	$7,071,706	1.70%	9.41%	1.86%	92.00%
Year Ended June 30, 2008 (g)	$6.93	0.48	(0.76)	(0.28)	(0.46)	(0.46)	–	$6.19	(4.03%)	$8,452,833	1.70%	7.31%	1.79%	39.00%

Institutional Service Class Shares
Period Ended December 31, 2012 (g)(h) (Unaudited)	$6.23	0.04	0.09	0.13	(0.04)	(0.04)	–	$6.32	2.16%	$85,265	0.75%	6.16%	0.92%	19.85%

Institutional Class Shares
Six Months Ended December 31, 2012 (g) (Unaudited)	$6.14	0.21	0.22	0.43	(0.26)	(0.26)	–	$6.31	7.14%	$28,004,599	0.91%	6.54%	1.09%	19.85%
Year Ended June 30, 2012 (g)	$6.27	0.44	(0.13)	0.31	(0.44)	(0.44)	–	$6.14	5.27%	$36,611,570	0.95%	7.23%	1.01%	50.00%
Year Ended June 30, 2011 (g)	$5.94	0.50	0.34	0.84	(0.51)	(0.51)	–	$6.27	14.47%	$44,749,982	0.95%	7.97%	1.03%	55.00%
Year Ended June 30, 2010 (g)	$5.20	0.59	0.71	1.30	(0.56)	(0.56)	–	$5.94	25.80%	$37,151,647	0.95%	10.08%	1.05%	61.00%
Year Ended June 30, 2009 (g)	$6.23	0.52	(1.01)	(0.49)	(0.54)	(0.54)	–	$5.20	(6.83%)	$61,421,152	0.95%	10.07%	1.06%	92.00%
Year Ended June 30, 2008 (g)	$6.96	0.53	(0.75)	(0.22)	(0.51)	(0.51)	–	$6.23	(3.28%)	$99,537,933	0.95%	8.13%	0.99%	39.00%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Total returns prior to the Fund’s inception on November 19, 2012 is based on the performance of the Fund’s predecessor fund.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Per share calculations were performed using average shares method.
(h)	For the period from November 23, 2012 (commencement of operations) through December 31, 2012.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

December 31, 2012 (Unaudited)

1.  Organization

Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of December 31, 2012, the Trust operates thirty-five (35) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the two (2) series listed below (each, a “Fund”; collectively, the “Funds”):

- Nationwide Global Equity Fund (“Global Equity”)

- Nationwide High Yield Bond Fund (“High Yield Bond”)

Following the close of business on November 16, 2012, Global Equity received all of the assets and liabilities of the UBS Global Equity Fund (a series of The UBS Funds), and High Yield Bond received all of the assets and liabilities of the UBS High Yield Fund (a series of The UBS Funds) (together with UBS Global Equity Fund, the “UBS Funds”). Class A, Class C, and Class Y shareholders of each UBS Fund received Class A, Class C, and Institutional Class shares, respectively, of the corresponding Funds with an aggregate net asset value equal to the aggregate net asset value of their shares in the respective UBS Funds immediately prior to the reorganization. Each reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of each Fund reflects the historical basis of the assets of the corresponding UBS Fund as of the date of the reorganization. For financial reporting purposes, each UBS Fund’s operating history prior to the reorganization is reflected in the corresponding Nationwide Fund’s financial statements and financial highlights.

The Funds are diversified funds, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Funds’ portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair value of their investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets
—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
—	Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Notes to Financial Statements (Continued)

December 31, 2012 (Unaudited)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”) and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded and are generally categorized as Level 1 investments within the hierarchy. Fair valuation factors are provided by an independent pricing service provider. When the fair value factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on the primary markets. A security that applies a fair valuation factor is generally categorized as a Level 2 investment.

Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect factors such as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments

Notes to Financial Statements (Continued)

December 31, 2012 (Unaudited)

within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The following tables provide a summary of the inputs used to value the Funds’ net assets as of December 31, 2012. Please refer to the Statement of Investments for additional information for portfolio holdings.:

Global Equity

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Airlines	$857,312	$—	$—	$857,312
Auto Components	—	1,119,357	—	1,119,357
Automobiles	—	1,540,973	—	1,540,973
Beverages	—	2,297,177	—	2,297,177
Building Products	1,142,991	—	—	1,142,991
Capital Markets	—	1,728,043	—	1,728,043
Chemicals	1,108,973	1,072,583	—	2,181,556
Commercial Banks	2,410,337	7,569,535	—	9,979,872
Commercial Services & Supplies	1,115,982	—	—	1,115,982
Computers & Peripherals	1,684,375	—	—	1,684,375
Construction & Engineering	—	1,362,062	—	1,362,062
Diversified Consumer Services	—	765,741	—	765,741
Diversified Financial Services	1,156,411	991,776	—	2,148,187
Diversified Telecommunication Services	—	1,131,059	—	1,131,059
Electrical Equipment	—	996,440	—	996,440
Electronic Equipment, Instruments & Components	859,388	1,143,182	—	2,002,570
Food & Staples Retailing	—	1,671,516	—	1,671,516
Food Products	1,061,140	1,614,254	—	2,675,394
Gas Utilities	—	493,458	—	493,458
Health Care Equipment & Supplies	2,836,491	—	—	2,836,491
Health Care Providers & Services	3,137,624	—	—	3,137,624
Hotels, Restaurants & Leisure	982,600	—	—	982,600
Household Products	1,395,609	—	—	1,395,609
Information Technology Services	1,970,095	—	—	1,970,095
Insurance	—	3,751,069	—	3,751,069
Internet Software & Services	2,259,779	—	—	2,259,779
Leisure Equipment & Products	—	654,719	—	654,719
Life Sciences Tools & Services	771,738	—	—	771,738
Machinery	1,557,088	1,759,274	—	3,316,362
Media	759,456	1,065,555	—	1,825,011
Metals & Mining	—	2,315,307	—	2,315,307
Multi-Utilities	624,456	690,615	—	1,315,071
Oil, Gas & Consumable Fuels	5,151,548	2,864,504	—	8,016,052
Pharmaceuticals	—	2,210,926	—	2,210,926
Real Estate Investment Trusts (REITs)	—	670,473	—	670,473
Semiconductors & Semiconductor Equipment	551,510	1,885,112	—	2,436,622
Software	3,552,732	—	—	3,552,732
Tobacco	—	1,400,042	—	1,400,042
Trading Companies & Distributors	—	873,008	—	873,008
Wireless Telecommunication Services	—	1,676,210	—	1,676,210
Total Common Stocks	$36,947,635	$47,313,970	$—	$84,261,605

Notes to Financial Statements (Continued)

December 31, 2012 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets (continued)
Forward Foreign Currency Contracts	$—	$246,577	$—	$246,577
Total Assets	$36,947,635	$47,560,547	$—	$84,508,182
Liabilities:
Forward Foreign Currency Contracts	—	(308,512)	—	(308,512)
Total Liabilities	$—	$(308,512)	$—	$(308,512)
Total	$36,947,635	$47,252,035	$—	$84,199,670

High Yield Bond

	Level 1	Level 2	Level 3	Total
Assets:
Commercial Mortgage Backed Securities	$—	$281,475	$—	$281,475
Common Stocks	—	—	—	—
Corporate Bonds	—	61,695,896	—	61,695,896
Mutual Fund	786,767	—	—	786,767
Warrant	—	—	—	—
Yankee Dollar	—	343,032	—	343,032
Total	$786,767	$62,320,403	$—	$63,107,170

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the six months ended December 31, 2012, there were no transfers between Level 1, Level 2 or Level 3 investments.

During the period ended December 31, 2012, High Yield Bond held two corporate bond investments, two common stock investments, and one warrant investment that were categorized as a Level 3 investments and which were valued at zero.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Cash Overdraft

As of December 31, 2012, Global Equity had an overdrawn balance of $629,778 with the Fund’s custodian bank, JPMorgan Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 5 below.

(c)	Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. The Funds engage in foreign currency transactions and translate foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets, and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Funds do not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

Notes to Financial Statements (Continued)

December 31, 2012 (Unaudited)

(d)	Forward Foreign Currency Contracts

The Funds are subject to foreign currency exchange risk in the normal course of pursuing their objectives. The Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Funds’ forward foreign currency contracts are disclosed in their respective Statement of Assets and Liabilities under “Net unrealized appreciation/ (depreciation) on forward foreign currency contracts,” and in their respective Statement of Operations under “Net realized gains/losses from forward foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward and foreign currency contracts.”

At December 31, 2012, High Yield Bond had no open forward foreign currency contracts.

(e)	Futures Contracts

High Yield Bond is subject to interest rate risk in the normal course of pursuing its investment objectives. During the period, High Yield Bond entered into financial futures contracts (“futures contracts”) to hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are valued daily at their last quoted sale price and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are disclosed in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

At December 31, 2012, the Funds had no open futures contracts.

Notes to Financial Statements (Continued)

December 31, 2012 (Unaudited)

The following tables provide a summary of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2012:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2012

Global Equity

Assets:	Statement of Assets & Liabilities	Fair Value
Forward Foreign Currency Contracts Currency risk	Unrealized appreciation on forward foreign currency contracts	$246,577

Total		$246,577

Liabilities:
Forward Foreign Currency Contracts Currency risk	Unrealized depreciation on forward foreign currency contracts	$(308,512)

Total		$(308,512)

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended December 31, 2012

Global Equity

Realized Gain/(Loss):	Total
Forward Foreign Currency Contracts Currency risk	$40,155

Total	$40,155

High Yield Bond

Realized Gain/(Loss):	Total
Futures Contracts Interest rate risk	$(37,125)

Forward Foreign Currency Contracts Currency risk	11,603

Total	$(25,522)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended December 31, 2012

Global Equity

Unrealized Appreciation/(Depreciation):	Total
Forward Foreign Currency Contracts Currency risk	$(143,215)

Total	$(143,215)

Notes to Financial Statements (Continued)

December 31, 2012 (Unaudited)

High Yield Bond

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts Interest rate risk	$5,948

Forward Foreign Currency Contracts Currency risk	5,181

Total	$11,129

Information about derivative instruments reflected as of the date of this report is generally indicative of the type over the period. During July 2012, High Yield Bond held futures contracts with an average notional balance of $(1,232,690). For the remainder of the period ended December 31, 2012, the Fund had no investments in derivatives.

(f)	Restricted Securities

At December 31, 2012, High Yield Bond owned a restricted common stock investment. This investment is valued at fair value as determined in accordance with procedures approved by the Board of Trustees. The acquisition date of this investment, its cost, and the value at December 31, 2012 was as follows:

	Number of Shares	Acquisition Date	Cost	Market Value	% of Net Assets
Pliant Corp.	1	10/20/2000	$0	$0	0.00%

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(h)	Securities Lending

During the six months ended December 31, 2012, Global Equity entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

At December 31, 2012, the Fund had no portfolio securities on loan.

Notes to Financial Statements (Continued)

December 31, 2012 (Unaudited)

(i)	Distributions to Shareholders

Beginning November 19, 2012, distributions from net investment income, if any, are declared and paid quarterly for Global Equity and declared daily and paid monthly for High Yield Bond. Prior to November 19, 2012, distributions from net investment income, if any, were declared and paid annually for Global Equity and declared and paid monthly for High Yield Bond. Beginning and prior to November 19, 2012, distributions from net realized capital gains, if any, are and were declared and distributed at least annually for the Funds. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(j)	Federal Income Taxes

Each Fund elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. A Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). Each Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Open tax years are those that are open for examination by taxing authorities (i.e. generally the last four tax year ends and the interim tax period since then).

Each Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to a Fund’s NAV and financial statements. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year. Several provisions of the Modernization Act focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(k)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

Notes to Financial Statements (Continued)

December 31, 2012 (Unaudited)

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement effective November 19, 2012, NFA manages the investment of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Beginning November 19, 2012, NFA has selected UBS Global Asset Management (Americas), Inc. (the “Subadviser”) as the subadviser for the Funds, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadviser.

Under the terms of the Investment Advisory Agreement, the Funds pay NFA an investment advisory fee based on the Funds’ average daily net assets according to the schedule below.

Fund	Fee Schedule	Advisory Fee (annual rate)
Global Equity	Up to $250 million	0.75%
	$250 million up to $500 million	0.70%
	$500 million up to $1 billion	0.68%
	$1 billion and more	0.65%
High Yield Bond	Up to $500 million	0.55%
	$500 million up to $1 billion	0.50%
	On $1 billion and more	0.475%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

Prior to November 19, 2012, the Funds were managed by, and paid investment management fees to, UBS Global Asset Management (Americas), Inc. (“UBS Global AM”). For the period July 1, 2012 to November 18, 2012, the Global Equity and High Yield Bond paid $245,996 and $176,603 in investment management fees, respectively.

Effective November 19, 2012, the Trust and NFA have entered into a written Expense Limitation Agreement that limits the Funds’ operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.95% and 0.75% for all share classes of Global Equity and High Yield Bond, respectively, until February 28, 2014.

NFA may request and receive reimbursement from a Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) a Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses. Reimbursement by a Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

For the period from November 19, 2012 to December 31, 2012, the cumulative potential reimbursements for the Funds in which NFA waived fees or reimbursed expenses were:

Fund	Period Ended December 31, 2012 Amount (a)	Total
Global Equity	$30,854	$30,854
High Yield Bond	16,598	16,598
(a)	For the period November 19, 2012 to December 31, 2012.

For the period from November 19, 2012 through December 31, 2012, no amount was reimbursed by the Funds to NFA pursuant to the Expense Limitation Agreement.

Notes to Financial Statements (Continued)

December 31, 2012 (Unaudited)

Prior to November 19, 2012, the Funds were subject to an expense limitation agreement with UBS Global AM. For the period July 1, 2012 to November 18, 2012, expenses reimbursed under the terms of this agreement were as follows:

Fund	Amount
Global Equity	$81,513
High Yield Bond	61,973

Effective November 19, 2012, NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service provider a fee for these services.

Effective November 19, 2012, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the period ended December 31, 2012, NFM received $12,053 and $11,629 in fees from Global Equity and High Yield Bond, respectively, under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $6 to $20 per customer per year.

Prior to November 19, 2012, the Funds participated in a similar agreement with UBS Global AM. For the period July 1, 2012 to November 18, 2012, the Funds remitted payment to UBS Global AM, as follows:

Fund	Amount
Global Equity	$6,417
High Yield Bond	5,364

Prior to November 19, 2012, UBS Global AM received an administration fee from Global Equity and High Yield Bond of $24,675 and $22,131, respectively. UBS Financial Services Inc. provided certain services pursuant to a delegation of authority from BNY Mellon Investment Servicing (“BNY Mellon”) as each Fund’s transfer agent, and was compensated for these services by BNY Mellon, not the Funds.

For the period from July 1, 2012 to November 18, 2012, UBS Financial Services Inc. received from BNY Mellon, not the Funds, total service fees as follows:

Fund	Amount
Global Equity	$21,674
High Yield Bond	7,073

Notes to Financial Statements (Continued)

December 31, 2012 (Unaudited)

Effective November 19, 2012, under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to a Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the period from November 19, 2012 to December 31, 2012, the Funds’ aggregate portion of such costs amounted to $79.

Effective November 19, 2012, under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Funds’ principal underwriter, is compensated by a Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate shown below.

Fund	Class A Shares	Class C Shares
Global Equity	0.25%	1.00%
High Yield Bond	0.25%	0.75%

Prior to November 19, 2012, UBS Funds, on behalf of the corresponding Fund, was party to a distribution agreement with, and paid its fees to, UBS Global AM as follows:

Fund	Amount
Global Equity	$69,855
High Yield Bond	40,183

Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. Class C shares of Global Equity have a CDSC of 1% and Class C shares of High Yield Bond have a CDSC of 0.75%, each of which is imposed on redemptions made within one year of purchase. For the period November 19, 2012 to December 31, 2012, NFD received commissions of $385 from front-end sales charges of Class A shares and from CDSCs from Class C shares of the Funds, of which $385 was re-allowed to affiliated broker-dealers of the Funds. Prior to November 19, 2012, the Funds imposed front-end sales charges and CDSC fees of $2,577 and $0, respectively.

Effective November 19, 2012, under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class A and Institutional Service Class shares of each Fund.

For the period November 19, 2012 to December 31, 2012, NFS received the following amounts in administrative services fees from each Fund:

Fund	Amount
Global Equity	$5,926
High Yield Bond	3,467

Notes to Financial Statements (Continued)

December 31, 2012 (Unaudited)

As of December 31, 2012, NFA or its affiliates directly held the percentage indicated below of the shares outstanding of the applicable Fund:

Fund	% of Shares Outstanding Owned
Global Equity	0.33%
High Yield Bond	0.09

4.  Redemption Fees

Prior to November 19, 2012, the Funds had a redemption fee on shares sold. For the period July 1, 2012 to November 18, 2012, Global Equity and High Yield had contributions to capital due to the collection of redemption fees in the amounts of $795 and $73, respectively. Effective November 19, 2012, the Funds did not impose a redemption fee.

5.  Bank Loans and Earnings Credit

Prior to November 19, 2012, the Funds had a credit agreement that could be utilized for various purposes. As of November 19, 2012, the Funds had no borrowings from the line of Credit.

JPMorgan provides earnings credits for cash balances maintained in the Funds’ custody accounts, which are used to offset custody fees of the Funds.

6.  Investment Transactions

For the six months ended December 31, 2012, purchases of and sales of securities (excluding short-term securities) were as follows:

Fund	Purchases	Sales
Global Equity	$10,743,705	$21,265,427
High Yield Bond	13,795,525	27,160,690

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with Credit and Markets

Investments in emerging market instruments are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. A Fund’s investment in securities rated below investment grade typically involves risks not associated with higher-rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less-liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments.

Notes to Financial Statements (Continued)

December 31, 2012 (Unaudited)

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

Risks Associated with Low Quality/High Yield Securities

Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Lower-quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued a further update to the guidance “Balance Sheet — Disclosures about Offsetting Assets and Liabilities”. The amendments to this standard require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The amended guidance is effective for interim and annual reporting periods beginning after January 1, 2013. At this time, management is evaluating the implications of this update and its impact on the financial statements has not been determined.

10.  Other

As of December 31, 2012, High Yield Bond had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Fund. The Fund had 1 account holding 24.74% of the total outstanding shares of the Fund.

11.  Recaptured Brokerage Commissions

Global Equity has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended December 31, 2012, Global Equity recaptured $201 of brokerage commissions.

Notes to Financial Statements (Continued)

December 31, 2012 (Unaudited)

12.  Federal Tax Information

As of December 31, 2012, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Global Equity	$78,080,295	$10,694,758	$(4,513,448)	$6,181,310
High Yield Bond	59,851,340	3,861,086	(605,256)	3,255,830

13.  Subsequent Events

Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Supplemental Information

December 31, 2012

Approval of Advisory and Subadvisory Agreements

At the March 2012 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, for the Nationwide Global Equity Fund (the “Fund”), the Investment Advisory Agreement with Nationwide Fund Advisors (“NFA”) and the Subadvisory Agreement with UBS Global Asset Management (Americas) Inc. (“UBS,” and, together with NFA, the “Advisers”) (each, an “Advisory Agreement,” and together, the “Advisory Agreements”). The Trustees were provided with detailed materials relating to the Advisers in advance of the meeting. The material factors and conclusions that formed the basis for the approval are discussed below.

The Trustees met in person with NFA, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others.

In making their determinations, the Trustees took into account management style, investment philosophy and process, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Advisers, including UBS’s past performance, UBS’s personnel that would be serving the Fund, the terms of the Advisory Agreements and information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by NFA, including the terms of the Subadvisory Agreement and information regarding fee arrangements, including the structure of the sub-advisory fees, the fact that NFA pays UBS out of its advisory fees, the method of computing fees, and the frequency of payment of fees.

After extensive discussion and consideration among themselves, and with NFA, Trust counsel, and Independent Legal Counsel, the Trustees concluded the following:

—	The nature and extent of the investment advisory services to be provided to the Fund by the Advisers were consistent with the terms of the Advisory Agreements;

—	The prospects for satisfactory investment performance were reasonable;

—

The fees to be paid by the Fund to NFA and its affiliates appeared to be reasonable in light of the information provided and that profitability would be assessed after a reasonable period of service to the Fund; and

—	Profitability could not yet be assessed, and should be assessed after a reasonable period of service to the Fund.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees, including all of the Independent Trustees, concluded that the approval of the Advisory Agreements was in the best interests of the Fund and its shareholders and unanimously approved the Advisory Agreements for a two-year period commencing from the execution of the Advisory Agreements.

Supplemental Information (Continued)

December 31, 2012

Approval of Advisory and Subadvisory Agreements

At the March 2012 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, for the Nationwide High Yield Bond Fund (the “Fund”), the Investment Advisory Agreement with Nationwide Fund Advisors (“NFA”) and the Subadvisory Agreement with UBS Global Asset Management (Americas) Inc. (“UBS,” and, together with NFA, the “Advisers”) (each, an “Advisory Agreement,” and together, the “Advisory Agreements”). The Trustees were provided with detailed materials relating to the Advisers in advance of the meeting. The material factors and conclusions that formed the basis for the approval are discussed below.

The Trustees met in person with NFA, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others.

In making their determinations, the Trustees took into account management style, investment philosophy and process, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Advisers, including UBS’s past performance, UBS’s personnel that would be serving the Fund, the terms of the Advisory Agreements and information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by NFA, including the terms of the Subadvisory Agreement and information regarding fee arrangements, including the structure of the sub-advisory fees, the fact that NFA pays UBS out of its advisory fees, the method of computing fees, and the frequency of payment of fees.

After extensive discussion and consideration among themselves, and with NFA, Trust counsel, and Independent Legal Counsel, the Trustees concluded the following:

—	The nature and extent of the investment advisory services to be provided to the Fund by the Advisers were consistent with the terms of the Advisory Agreements;

—	The prospects for satisfactory investment performance were reasonable;

—

The fees to be paid by the Fund to NFA and its affiliates appeared to be reasonable in light of the information provided and that profitability would be assessed after a reasonable period of service to the Fund; and

—	Profitability could not yet be assessed, and should be assessed after a reasonable period of service to the Fund.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees, including all of the Independent Trustees, concluded that the approval of the Advisory Agreements was in the best interests of the Fund and its shareholders and unanimously approved the Advisory Agreements for a two-year period commencing from the execution of the Advisory Agreements.

Management Information

December 31, 2012

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding to 2012.	89	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	89	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to present, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	89	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was VP and General Counsel of Lucasfilm Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She has worked as a management consultant since 1996, first as a partner of Mitchell Madison Group, later as a managing partner and head of west coast business development for marchFIRST, and since February 2010 as an independent management consultant.	89	None

Management Information (Continued)

December 31, 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of OppenheimerFunds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	89	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	89	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	89	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S., and serves his community and the philanthropic field in numerous leadership capacities.	89	None

Management Information (Continued)

December 31, 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	89	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

Management Information (Continued)

December 31, 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4].	N/A	N/A
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A

Management Information (Continued)

December 31, 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

P.O. Box 701

Milwaukee, WI 53201-0701

nationwide.com/mutualfunds

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

©2012 Nationwide Funds Group.

All rights reserved.

SAR-SHF 2/13

Item 2.	Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why the registrant has not done so.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

Item 3.	Audit Committee Financial Expert.

(a)	(1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i)	Has at least one audit committee financial expert serving on its audit committee; or

(ii)	Does not have an audit committee financial expert serving on its audit committee.

(2)	If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i)	Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii)	Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. § 80a-2(a)(19)).

(3)	If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, the registrant must explain why the registrant does not have an audit committee financial expert.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

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(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR § 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. § 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. § 78c(a)(58)(B)), so state.

Not Applicable: The registrant is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR § 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not Applicable: The registrant is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.

Item 6.	Investments.

(a)	File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.1212 of the Regulation S-X [17 CFR § 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	If the registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-CSR and before filing of the current report, disclosed the following information for each such divested security:

(1)	Name of the issuer;

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(2)	Exchange ticker symbol;

(3)	Committee on Uniform Securities Identification Procedures (“CUSIP’) number;

(4)	Total number of shares or, for debt securities, principal amount divested;

(5)	Date(s) that the securities were divested;

(6)	If the registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing; and

(7)	Name of the statute that added the provision of Section 13(c) in accordance with which the securities were divested.

This Item 6(b) shall terminate one year after the date on which all statutory provisions that underlie Section 13(c) of the Investment Company Act of 1940 have terminated.

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. § 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not Applicable: The registrant is an open-end management investment company, not a closed-end management investment company.

Item 8.	Portfolio Managers of Closed-End Management Investment Company.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not Applicable: The registrant is an open-end management investment company, not a closed-end management investment company.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR § 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. § 781).

Not Applicable: The registrant is an open-end management investment company, not a closed-end management investment company.

4

Item 10.	Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR § 240.14a-101), or this Item.

The Independent Trustees and the Board of Trustees of the registrant adopted a formal, written “Policy Regarding Shareholder Submission of Trustee Candidates,” as well as a formal, written “Statement of Policy On Criteria For Selecting Trustees,” on June 9, 2005, and June 10, 2005, respectively. Neither this policy nor this statement of policy has been materially changed since the Board of Trustees adoption of the policy and the statement of policy, respectively. The Nominating and Fund Governance Committee of the Board of Trustees (the “NFGC”) and the Board of Trustees, however, on November 11, 2005, and January 12, 2006, respectively, approved amendments to this policy; these amendments to the policy, though, concerned the criteria for selecting candidates for Trustees and the characteristics expected of candidates for Trustees, as set forth in the Exhibit A, “Statement of Policy On Criteria For Selecting Trustees,” to the policy and, arguably, may not be deemed to be material changes to the policy.

{NOTE – THIS IS REQUIRED BEGINNING WITH THE FIRST REPORTING PERIOD ENDING AFTER JANUARY 1, 2004. For purposes of this Item, adoption of procedures by which shareholders may recommend nominees to the registrant’s board of directors, where the registrant’s most recent proxy disclosure (in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR § 240.14a-101)), or this Item, indicated that the registrant did not have in place such procedures, will constitute a material change.}

Item 11.	Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is: (i) accumulated and communicated to the investment company’s management, including the investment company’s certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

5

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR § 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to ten (10) or more persons.

Not Applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

Certifications pursuant to Rule 30a-2(b) are furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	February 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Michael S. Spangler
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	February 26, 2013

NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	February 26, 2013

*	Print the name and title of each signing officer under his or her signature.

7